(As filed copy)
Form 4-2
(Translation)

COVER PAGE

Filing Document:	SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

This Securities Registration Statement is Filed	Director-General of Kanto Local Finance
with:	Bureau

Filing Date:	May 8, 2008

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM HIGH YIELD ADVANTAGE FUND
Sale of Foreign Investment Fund Securities:

Type and Aggregate Amount of Foreign	Up to 300 million Class M Shares
Investment Fund Securities to be Publicly	Up to the total amount obtained by aggregating
Offered or Sold:	the respective net asset value per Class M
Share in respect of 300 million Class M Shares
(The maximum amount expected to be sold
is1,728 million U. S. dollars (¥181,060 million))

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥104.78, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2008 (U.S.$5.76, by 300 million Class M Shares for convenience.

Places where a copy of this Securities	Not applicable.
Registration Statement is available for Public
Inspection:

PART I. INFORMATION CONCERNING SECURITIES

(1) NAME OF FUND:

PUTNAM HIGH YIELD ADVANTAGE FUND (hereinafter referred to as the "Fund")

(2) TYPE, ETC. OF FOREIGN INVESTMENT FUND SECURITIES:

Six classes of shares (Class A shares, Class B shares, Class C shares, Class M shares, Class R shares and Class Y shares). Registered shares without par value. In Japan, only Class M shares (hereinafter referred to as the "Shares") are publicly offered. No rating has been acquired. The fund assets may be increased by additional subscription.

(3) TOTAL AMOUNT OF OFFERING PRICE:

Up to the total amount obtained by aggregating the respective net asset value per Share in respect of 300 million Shares (The maximum amount expected to be sold is 1,728 million U.S. dollars (¥181,060 million).

Note 1: The maximum amount expected to be sold is an amount calculated, for convenience, by multiplying the net asset value per Share as of February 29, 2008 ($5.76) by the number of Shares to be offered (300 million).

Note 2: The U.S. Dollar amount is translated, for convenience, at the rate of $1.00=¥104.78 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008). The same exchange rate applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total" is not equal to the aggregate amount. Also, conversion into Japanese yen is calculated simply by multiplying the corresponding dollar amount by the conversion rate specified and is rounded when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(4) ISSUE PRICE:

The Net Asset Value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

(5) SALES CHARGE:

Sales charge (in Japan) is 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the Subscription Amount.

(6) MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

Shares may be purchased in a minimum amount of 100 shares and in integral multiples of 10 shares.

(7) PERIOD FOR SUBSCRIPTION:

From: May 9, 2008 (Friday)

To: May 8, 2009 (Friday)

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Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

(8) PLACE FOR SUBSCRIPTION:

Mitsubishi UFJ Securities Co., Ltd. (hereinafter referred to as "MUS" or the "Distributor")

4-1, Marunouchi 2-chome, Chuo-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

(9) DATE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to MUS within 4 business days in Japan from the day when MUS confirms the execution of the order (the "Trade Day"). The total issue price will be transferred by MUS to the account of the Fund at Putnam Investor Services, the transfer agent, within 4 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

(10) PLACE OF PAYMENT:

Mitsubishi UFJ Securities Co., Ltd.

(11) MATTERS REGARDING TRANSFER INSTITUTION:

Not applicable.

(12) MISCELLANEOUS:

A. ADVANCES ON SUBSCRIPTION:

Not applicable.

B. OUTLINE OF UNDERWRITING, ETC.:

(a) MUS (formerly, Kokusai Securities Co., Ltd.) has entered into an agreement dated 10th September, 1996 with Putnam Retail Management Limited Partnership in connection with the sale and repurchase of the Shares in Japan, and has undertaken to make a public offering of Shares.

(b) During the offering period, MUS will execute or forward purchase orders and repurchase requests for the Shares received directly or indirectly through other distributors or Sales Handling Companies (together with MUS, hereinafter referred to as the "Sales Handling Companies") to the Fund.

Note: The "Sales Handling Company" shall mean an agent financial instruments company and/or registration agent financial institution that enters into an agreement concerning the brokerage business of Fund Shares with the Distributor to engage in the business of forwarding investor's applications for subscription and requests for repurchase of Fund Shares to the Distributor, and in the business of handling the services concerning acceptance of investors' subscription moneys and the services concerning payments of the repurchase proceeds to the investors and other services.

(c) The Fund has appointed MUS as the Agent Company in Japan.

Note: The "Agent Company" shall mean an agent company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per

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Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

C. Method of Subscription:

Investors who subscribe for Shares shall enter into an agreement with the Handling Company concerning the foreign securities transactions. For this purpose, the Distributor or the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and other prescribed agreements (hereinafter referred to as the "Account Agreement") and investors shall submit to the Distributor or Sales Handling Company an Application for Opening of Transactions Account opened in accordance with the Account Agreement. The subscription amount shall be paid in yen in principal, and the exchange rate between Dollars and Yen shall be determined by the Distributor or the Sales Handling Company based upon the foreign exchange rate on the Tokyo foreign exchange market as of the Trade Day for each application.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Investor Services as transfer agent for the Fund by MUS on the Payment Date.

D. Past Performance:

The performance information below gives some indication of the risks and potential rewards associated with an investment in the Fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average annual total return over the past ten years for the Fund’s Class M shares.

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Calendar year total returns for Class M Shares

Annual Performance of Class M shares at net asset value

Average annual return: 4.01%

Year-to-date performance through 3/31/08 was -2.63%

In the Funds best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 9.98% to $1,100.

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In the Funds worst calendar quarter during this period (Q3 98), a $1,000 investment would have declined 12.04% to $880.

Average annual total returns (for periods ending 12/31/2007)

	Past 1 year	Past 5 years	Past 10 years

Class M before taxes	0.31%	10.13%	3.67%

JP Morgan Developed
High Yield Index	2.69%	10.77%	5.77%

This table compares the Fund’s performance to that of a broad measure of market performance. Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charge of 3.25% . See “E. Costs associated with an investor’s investment” for details. The Fund’s performance for portions of the period benefited from the Investment Management Company’s agreement to limit the Fund’s expenses. The Fund's performance is compared to the JP Morgan Developed High Yield Index, an unmanaged index of high-yield fixed-income securities issued in developed countries.

E. Costs associated with an investor’s investment :

Maximum charges and redemption fees (paid directly from an investor’s investment)

This table summarizes the fees and expenses investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from an investor’s investment)

Class M Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)	3.25%/3.4125%*

Maximum Deferred Sales Charge (Load) (as a
percentage of the original purchase price or redemption	NONE**
proceeds, whichever is lower)

Maximum Redemption Fee (as a percentage of total
redemption proceeds)	1.00%***

* A 3.25% (3.4125% inclusive of 5% Japanese consumption tax) sales charge shall be applicable in Japan.

* * A deferred sales charge of 0.40% on Class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

*** A 1.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are

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known as the total Annual Fund Operating Expenses. The table below shows the Fund’s total annual operating expenses for class M shares for the fiscal year ended November 30, 2007.

				Acquired Fund	Total Annual
	Management	Distribution	Other	Operating	Fund Operating
	Fee	(12b-1) Fee	Expenses	Expenses****	Expenses

Class M	0.67%	0.50%	0.16%	0.01%	1.34%

**** Estimate of expenses attributable to the Fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the Fund's investments in other investment companies and their operating expenses.

F. Example: Sales charge plus annual operating expenses on a $10,000 investment over time:

This example takes the maximum up-front sales charge and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that investors invest $10,000 in the Fund for the time periods shown and then redeem all the investors' shares at the end of those periods. It also assumes a 5% return on an investor’s investment each year and that the Fund’s operating expenses remain the same. The example is hypothetical; actual costs and returns may be higher or lower.

	1 year	3 years	5 years	10 years

Class M	$457	$736	$1,035	$1,885

G. Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

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PART II. INFORMATION CONCERNING THE FUND

I DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objective and Basic Nature of the Fund:

A. Name of the Fund: Putnam High Yield Advantage Fund (the "Fund")

B. Purpose of the Fund:

The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.

C. Form of the Fund:

Putnam High Yield Advantage Fund is a Massachusetts business trust organized on January 13, 1986. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only the Fund's class M shares are currently offered in Japan. The Fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a "diversified" investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities

6

issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem a shareholder’s shares without the shareholder’s permission and send the shareholder the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if a shareholder owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

D. Goal of the Fund:

The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

E. Main Investment Strategies - Lower-rated Bonds:

The Fund invests mainly in bonds that:

- are obligations of U.S. companies

- are below investment-grade in quality and

- have intermediate - to long-term maturities (three years or longer).

Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in securities rated below investment grade.

F. Main Risks:

The main risks that could adversely affect the value of the Fund's shares and the total return on an investor's investment include:

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make timely payments of interest and principal. Because the Fund invests significantly in below-investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the Fund.

- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

G. Investor Profile:

This Fund is designed for investors seeking high current income and who are willing to wait out short-term market fluctuations. The Fund discourages short-term

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trading activity. It should not be the sole investment for investors. However, the Fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income.

(2) Structure of the Fund:

A. Structure of the Fund

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9

Role of the Investment Management Company and the Related Companies of the Fund and Summary of the agreements, etc.

Role in the management
Name	of the Fund	Summary of the agreements, etc.

Putnam Investment	Investment Management	The Investment Management Company has
Management, LLC	Company	entered into the Management Contract with the
Fund as of August 3, 2007, under which it
provides the Fund with the investment
management services and investment advisory
services in relation to the Fund’s assets.

Putnam Investments	Sub-Investment Management	The Sub-Investment Management Company
Limited	Company	has entered into the Sub-Management
Contract with the Investment Management
Company as of August 3, 2007, under which it
manages a separate portion of the assets of
the Fund as determined by the Investment
Management Company from time to time, and,
subject to the supervision of the Investment
Management Company, it is responsible for
making investment decisions for the portion of
the assets of the Fund that it manages.

State Street Bank and	Custodian	The Custodian has entered into the Master
Trust Company		Custodian Agreement with the Fund as of
January 1, 2007, which sets out that the
Custodian serves as a custodian of the Fund’s
assets.

The Custodian has entered into the Master
Sub-Accounting Services Agreement dated
January 1, 2007 with Putnam Investment
Management, LLC, which sets out that the
Custodian provides certain fund accounting
and recordkeeping services for the Fund’s
assets.

Putnam Fiduciary Trust	Investor Servicing Agent	The Investor Servicing Agent has entered into
Company		the Amended and Restated Investor Servicing
Agreement with the Fund as of January 1,
2005, under which the Investor Servicing
Agent provides all services required by the
Fund in connection with the establishment,
maintenance and recording of shareholder
accounts, including without limitation all related
tax and other reporting requirements, and the
implementation of investment and redemption
arrangements offered in connection with the
sale of the Fund’s shares.

Putnam Retail	Principal Underwriter	The Principal Underwriter has entered into the
Management Limited		Distributor’s Contract with the Fund as of
Partnership		August 3, 2007, under which the Principal
Underwriter has the right, as principal, to sell
shares of the Fund and acts as agent for the
Fund in connection with the repurchase of

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shares by the Fund.

Mitsubishi UFJ Securities	Distributor in Japan	The Distributor in Japan has entered into the
Co. , Ltd.		Japan Dealer Sales Contract with the Principal
Underwriter in respect of Class M Shares of
the Fund as of September 10, 1996, under
which it forwards sales and repurchase orders
in Japan to the Principal Underwriter.

	Agent Financial Instruments	The Agent Financial Instruments Company has
	Company	entered into the Agent Financial Instruments
Company Agreement with the Fund in respect
of Class M Shares of the Fund as of August
23, 1996, under which it distributes
prospectuses, makes public in Japan the daily
net asset value per share of the Fund, and
distributes any documents required to be
prepared in accordance with the applicable
laws and regulations of Japan.

B. The Trustees

The Fund’s Trustees are responsible for generally overseeing the conduct of Fund business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment manager, to the extent provided therein (iv) with respect to certain termination of the Trust, to the extent provided therein (v) with respect to any amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the Securities and Exchange

11

Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Trustees or when requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter shall be a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

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Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Changes of Trustees and Officers :

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

Amendment to the Agreement and Declaration of Trust:

Generally, shareholder approval is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision.

C. Putnam Investment Management, LLC (Investment Management Company)

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (the “Investment Management Company”) is a limited liability company organized under the laws of the State of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act generally may not conduct their business unless they are registered with the SEC.

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(b) Outline of the Supervisory Authority

The Investment Management Company is registered as an investment adviser under the Advisers Act.

(c) Purpose of the Company

The Investment Management Company’s primary business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund’s portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with nearly $104 billion in aggregate net asset value in over 8 million shareholder accounts as of February 29, 2008. An affiliate of the Investment Management Company, The Putnam Advisory Company LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder services to the Putnam Funds (and custody services to two Putnam funds, but not this Fund). Total assets under management by Putnam entities, including assets of mutual funds and other clients, are over $174.61 billion as of February 29, 2008.

Putnam Investment Management, LLC, Putnam Investments Limited, Putnam Retail Management, Limited Partnership and Putnam Fiduciary Trust Company are wholly owned indirect subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109. Putnam, LLC, which generally conducts business under the name Putnam Investments, is a wholly owned subsidiary of Putnam Investments Trust, a holding company that except for a minority stake owned by employees, is owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

(e) Amount of Member’s Equity (as of February 29, 2008)

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(i) Member’s Equity

$88,106,494*

* Members equity includes Parent Company Relationship as a component of equity, consistent with the presentation of the audited financial statements.

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of Member’s Equity (for the past five years):

Year	Amount of Member’s Equity

End of 2003	$144,486,036

End of 2004 (1)	$(9,155,466)

End of 2005	$73,231,356

End of 2006	$70,594,104

End of 2007	$117,226,875

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is a limited liability company formed under the laws of the State of Delaware. Putnam Investments, LLC, the sole Member of the Investment Management Company, manages and conducts the property, business and affairs of the Investment Management Company.

Each Fund managed by the Investment Management Company is managed by one or more teams of portfolio managers. These teams, in coordination with analysts who research specific securities, and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Core Fixed-Income High Yield Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet periodically and review the performance of each fund with its manager at least annually.

In selecting portfolio securities for the Fund, the Investment Management Company looks for high yield bonds that represent attractive values based

15

on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Investment Management Company’s Core Fixed-Income High Yield Team manages the Fund’s portfolio.

(g) Information concerning Major Shareholders

As of February 29, 2008, all of the outstanding interests in the Investment Management Company were owned by Putnam Investments, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Basic Policy for Investment:

It is important to keep in mind that risk and reward generally go hand-in-hand, the higher the potential reward, the greater the risk. The Investment Management Company pursues the Fund’s goal by investing mainly in lower-rated bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

Alternative strategies:

Under normal market conditions, the Investment Management Company keeps the Fund’s portfolio fully invested, with minimal cash holdings. However, at times the Investment Management Company may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies:

The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Objectives of Investment:

The Fund invests mainly in bonds that:

- are obligations of U.S. companies

- are below investment-grade in quality and

- have intermediate - to long-term maturities (three years or longer).

Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in securities rated below investment grade.

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(3) Structure of the Management of the Fund:

THE FUND’S TRUSTEES

As shareholders of a mutual fund, investors have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the Fund’s business and represents the interests of Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with the Investment Management Company).

The Trustees periodically review the Fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the Fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of the Investment Management Company and its affiliates.

Contacting the Fund’s Trustees
Address correspondence to:
The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained the Investment Management Company to be the Fund’s investment manager, responsible for making investment decisions for the Fund and managing the Fund’s other affairs and business. The Investment Management Company’s address is One Post Office Square, Boston, MA 02109.

The Investment Management Company has retained its affiliate, Putnam Investments Limited ("PIL"), to manage a separate portion of the assets of the Fund. Subject to the supervision of the Investment Management Company, PIL, which provides a full range of international investment advisory services to institutional and retail clients, is responsible for making investment decisions for the portion of the assets of the Fund that it manages. PIL's address is Cassini House, 57-59 St James's Street, London, England, SW1A 1LD.

Investment management team. The Investment Management Company’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income High Yield Team manage the Fund's investments. The names of all team members can be found at www.putnam.com/individual.

The team members identified as the Fund's Portfolio Leader and Portfolio Members coordinate the team's efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

17

The principal managers of the Fund

Portfolio Leader	Joined Fund	Employer	Positions Over Past Five
			Years

Paul Scanlon	2002	Putnam Management	Team Leader, Core Fixed-
			Income High Yield Team
		1999-Present	Previously, Portfolio Manager,
			Analyst

Portfolio	Joined Fund	Employer	Positions Over Past Five
Members			Years

Norman Boucher	2005	Putnam Management	Portfolio Manager, Core Fixed-

	(also served	1998-Present	Income High Yield Team
	from 2002-
	2004)

Robert Salvin	2005	Putnam Management	Portfolio Manager, Core Fixed-

		2000-Present	Income High Yield Team

Other Putnam funds managed by the Fund’s Portfolio Leader and Portfolio Members.

As of the Fund's fiscal year-end, Paul Scanlon was also a Portfolio Leader of Putnam High Yield Trust and Putnam Floating Rate Income Fund and a Portfolio Member of Putnam Diversified Income Trust, Putnam Premier Income Trust and Putnam Master Intermediate Income Trust. Norman Boucher was also a Portfolio Member of Putnam High Yield Trust and Putnam Floating Rate Income Fund. Robert Salvin was also a Portfolio Leader of Putnam High Income Securities Fund and a Portfolio Member of Putnam High Yield Trust, Putnam Convertible Income-Growth Trust and Putnam Floating Rate Income Fund. Paul Scanlon, Norman Boucher and Robert Salvin may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate.

Changes in the Fund's Portfolio Leader and Portfolio Members. No changes in the Fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended November 30, 2007. Other individuals who have served as Portfolio Leader of the Fund since May 2002, when Putnam Management introduced this designation, include Stephen Peacher (May 2002 – March 2005).

Fund ownership. The following table shows the dollar ranges of shares of the Fund and all Putnam funds owned by the professionals listed above at the end of the Fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

18

Fund Portfolio Leader and Portfolio Members

●Assets in the fund			x Total assets in all Putnam funds

	Year	$0	$1-	$10,001- $50,001-	$100,001-	$500,001-	$1,000,001
			$10,000	$50,000 $100,000	$500,000	$1,000,000	and over

Paul	2007	●					x
Scanlon

Portfolio	2006	●			x
Leader

Norman	2007			●			x
Boucher

Portfolio	2006		●		x
Member

Robert	2007	●					x
Salvin

Portfolio	2006	●			x
Member

Investment in the Fund by the Trustees and Putnam employees. As of November 30, 2007, all of the Trustees then on the Board of Trustees of the Putnam funds owned fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by the Fund’s Trustees and Putnam employees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Trustees	$233,000	$92,000,000

Putnam employees	$2,071,000	$770,000,000

Compensation of investment professionals. The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to The Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Fund, High Current Yield Funds, is the Fund’s broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

□ Consistent performance means being above median over one year.

□ Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

□ Superior performance (which is the largest component of the Investment

19

Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year depends in large part on Putnam's profitability for the year, which is influenced by its assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Structure of Fund Management:

(a) Investment Team

At the Investment Management Company, a fixed income team of about 100 investment professionals is organized into specialized sector teams and integrated research teams with a centralized portfolio construction and risk management platform. The fixed income team is also supported by an independent Currency Investment Unit.

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(b) Investment Process

The Putnam fixed income investment process is primarily driven by bottom-up decisions. Each Sector Team is responsible for identifying the opportunities in its specialized area. They also hold more formal discussions at weekly/monthly meetings. The ideas generated in each sector are discussed and validated by the Sector Team Leaders. Also, CIO of the fixed income and the Sector Team Leaders hold a formal weekly meeting – the Core Meeting – to identify the broad investment themes and the top down sector strategies based on the inputs from each Sector Team.

The Portfolio Construction Team integrates the ideas generated by the Sector Specialists along with top - down themes and sector strategies identified at the Core Meeting, and efficiently sizes each strategy based on Putnam’s proprietary risk platform.

The Sector Specialists, Sector Team Leaders and Portfolio Construction Specialists are all seated in close proximity on the trading desk, and the trading function is integrated into the portfolio management teams to create a more seamless process from portfolio construction through execution.

21

Performance & Analytics team

Independently from Investment Division, Performance & Analytics team executes performance measurement of the Fund, and reports to the Management Committee.

Legal and Compliance Division

Independently from Investment Div., the Legal and Compliance Division monitors portfolio holdings, trading compliance and Fund investment restriction compliance. These matters are monitored and resolved according to the Investment Management Company’s broad-based compliance policies and procedures and applicable legal requirements. The Legal and Compliance Division reports directly to senior management, and not to the Investment Division or other business divisions.

Risk and Portfolio Analysis Group

Independently from the Investment Division, the Investment Management Company has established an independent Risk & Portfolio Analysis Group (“RPAG”) which is charged with identifying, monitoring, and assessing risk factors and controls across Putnam’s investment activities. This group works closely with Investment Division, but is part of the Administrative Division and reports to the Investment Management Companies Chief Administrative Officer. This organizational structure facilitates an independent assessment of the risk issues as they arise.

Internal and external inspections

Various aspects of the operations of the Investment Management Company, including its management of the Fund, are included in the scope of internal audits performed by the

22

Investment Management Company’s internal audit function, which conducts a broad spectrum of audits developed using a risk-based approach. The internal audit function tracks and tests the remediation of its recommendations and provides reports to senior management. In addition, various aspects of the internal control environment of the Investment Management Company and its affiliates are subject to review by a third party audit firm on a periodic basis.

As noted above, the Investment Management Company’s business operations (including not only investment compliance, but other key areas such as distribution/sales and operations), are subject to ongoing monitoring by the Investment Management Company’s Legal and Compliance Department, which consists of a variety of sub-groups covering different areas of the business. The Investment Management Company is further subject to regulation and inspection by the U.S. Securities and Exchange Commission.

All employees of the Investment Management Company are bound by the Investment Management Company’s Code of Ethics, which includes certain restrictions on personal investing and disclosure requirements. Additional requirements under the Code apply to investment professionals of the Investment Management Company. Compliance with the Code is monitored on an ongoing basis by the Legal and Compliance Division.

Oversight of third parties

Service providers of the Fund (Investor Servicing Agent, Custodian and Principal Underwriter) as described in “1. NATURE OF THE FUND, (2) Structure of the Fund” above, are monitored by the Investment Management Company, through each Contract with the relevant third party provider. These contracts may be terminated under certain circumstances. (Because the Principal Underwriter and Investor Servicing Agent are affiliates of the Investment Management Company, it is subject to the same control and compliance environment as the Investment Management Company and are not third party service providers.)

The Investment Management Company seeks to monitor the level of service provided to the Fund by third party providers in the first instance through ongoing contacts between Operations professionals of the Investment Management Company and the relevant service providers.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment of distributions to Japanese investors will normally be made around the end of each month by the Distributor or the Sales Handling Companies.

(5) Restrictions on Investment:

Except for the restrictions designated as fundamental below, the investment restrictions described in this document are not fundamental restrictions. The Trustees may change any non-fundamental restrictions without shareholders' approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

23

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

C. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

F. With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval.

(1) The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in

24

more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The Fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

The Fund has undertaken to the Japanese Securities Dealers Association, so long as shares of the Fund are being offered for sale by the Fund in Japan, that the Fund will not:

A. invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

B. borrow money in excess of 10% of the value of its total assets;

C. make short sales of securities in excess of the Fund’s net asset value; and

D. together, with other mutual funds managed by the Investment Management Company acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

25

3 INVESTMENT RISKS

The Investment Management Company pursues the Fund’s goal by investing mainly in lower-rated bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk:

The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem their securities before their maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Investment Management Company might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk:

Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

The Fund invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that the Investment Management Company believes are of comparable quality. The Investment Management Company may invest up to 15% of the Fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that the Investment Management Company believes are of comparable quality. The Investment Management Company will not necessarily sell an investment if its rating is reduced after the Investment Management Company buys it.

Investments rated below BBB, or its equivalent are below investment grade This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for the Investment Management Company to sell the investments at prices approximating the values the Investment Management Company had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Investment Management Company to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that

26

are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Investment Management Company considers credit ratings in making investment decisions, the Investment Management Company performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Investment Management Company’s success in achieving the Fund’s investment objective may depend more on the Investment Management Company’s own credit analysis when it buys lower quality bonds than when it buys higher quality bonds. The Investment Management Company may have to participate in legal proceedings involving the issuer. This could increase the Fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Non - U.S. investments:

The Investment Management Company may invest in securities of non-U.S. issuers. These non-U.S investments involve certain special risks described below.

Non-U.S. investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the Investment Management Company may at times be unable to sell them at desirable prices. Non-U.S. settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in non-U.S. currencies, investments in U.S. companies that are traded in non-U.S. markets, or investments in U.S. companies that have significant non-U.S. operations.

Derivatives:

The Investment Management Company may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The Investment Management Company may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The Investment Management Company may use derivatives both for hedging and non-hedging purposes. For example, it may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, the Investment Management Company may also choose not to use derivatives, based on their evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward

27

meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Investment Management Company’s ability to manage these sophisticated instruments. Some derivatives are "leveraged," which means that they provide the Fund with investment exposure greater than the value of the Fund's investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Illiquid investments:

The Investment Management Company may invest up to 15% of the Fund’s assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. The Investment Management Company may not be able to sell the Fund’s illiquid investments when the Investment Management Company considers it desirable to do so or the Investment Management Company may be able to sell them only at less than their market value.

Other investments:

In addition to the main investment strategies described above, the Investment Management Company may make other investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The Fund may also loan its portfolio securities to earn additional income.

Management structure for the risks:

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by an Investment Committee at the Investment Management Company - to actively manage those risks.

Policy on excessive short - term trading (For U. S. Investors):

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the Fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash

28

flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

When the Fund invests in non-U.S. securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund’s investments that result from events occurring after the close of the non-U.S. markets on which the investments trade, but prior to the later close of trading on the New York Stock Exchange (“NYSE”), the time as of which the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the Fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund’s shares, which will reduce the Fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the Fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the Fund holds other types of less liquid securities.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees on U.S. investors (though not currently on investors in Japan) and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Short-term trading fee. The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if investors sell or exchange their shares after holding them for 90 days or less (including if investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements entered into by Putnam Retail Management and a dealer. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares

29

purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

Account Monitoring. The Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to-be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary involved in the activity, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

Account Restrictions. In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the Fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are

30

a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

4 HANDLING FEES, ETC. AND TAXES

(1) Sales Charge:

The sales charge in Japan is 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the subscription amount. Please refer to "Part III. DETAILED INFORMATION CONCERNING THE FUND, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc." hereof.

(2) Repurchase Charge:

Shareholders in Japan are not subject to a contingent deferred sales charge for the redemption of class M shares. Please refer to "Part III. INFORMATION CONCERNING THE FUND, II. Procedures, etc., 2. Procedures for Repurchase of Shares, Etc." hereof.

(3) Management Fee, etc.:

A. Management Fees:

Under a Management Contract dated August 3, 2007, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter. The Fund paid the Investment Management Company a management fee (after applicable waivers) of 0.66% of average net assets for the fiscal year ended November 30, 2007.

Pursuant to the terms of the Sub-Management Agreement between the Investment Management Company and Putnam Investments Limited as the Sub-Investment Management Company (“PIL”), the Investment Management Company (and not the Fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the Fund, if any, managed by PIL from time to time.

For the past three fiscal years, pursuant to the management contract, the Fund incurred the following fees:

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Fiscal year	Management fee	Amount of	Amount management fee
	paid	management	would have been without
		fee waived	expense limitation

2007	$ 5,056,826	$ 27,504	$ 5,084,330

2006	$ 5,676,755	$ 22,186	$ 5,698,941

2005	$ 6,841,749	$ 31,665	$ 6,873,414

Fee waivers for investments in affiliated fund. The Fund invests a portion of its assets in Putnam Prime Money Market Fund. Each asset invested in Putnam Prime Money Market Fund is charged a rate as low as 0.12% per annum and in any even, no greater then 0.20% per annum. Currently as of March 2008, it is limited to 0.12% per annum. In connection with such investment, management fees paid by the Fund are reduced by an amount equal to the management fee paid by Putnam Prime Money Market Fund with respect to assets invested by the Fund in Putnam Prime Money Market Fund. The following table shows management fees waived by the Investment Management Company in respect of such investments during the fiscal year indicated:

Amount of
management fee
Fiscal Year	waived
2007	$ 27,504
2006	$22,186
2005	$31,665

The Fund placed no transactions with brokers and dealers during the most recent fiscal year to recognize research services received by the Investment Management Company and its affiliates.

B. Custodian Fees and Charges of the Investor Servicing Agent:

The Fund has retained State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its Custodian. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositories, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

State Street shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian. The Fund pays State Street an annual fee based on the Fund’s assets held with State Street and on securities transactions processed by State Street and reimburses them for certain out-of-pocket expenses. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses.

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The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

During the 2007 fiscal year, the Fund incurred $765,999 and $53,086, respectively, in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

C. Fee under Class M Distribution Plan:

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management Limited Partnership (“Putnam Retail Management”) at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M distribution plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor investment.

Payments under the plan are intended to compensate Putnam Retail Management, for services provided and expenses incurred by it as principal underwriter of Fund shares, including the payments to dealers mentioned below.

To compensate MUS and other dealers further for services provided in connection with the sale of Class M shares and the maintenance of shareholder accounts, Putnam Retail Management makes quarterly payments to MUS and such other dealers.

The payments are based on the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record. Putnam Retail Management makes the payments at an annual rate of 0.25% of such average net asset value of Class M shares.

Putnam Retail Management also pays to MUS and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For Class M shares, the total annual payment to MUS and other dealers equals 0.40% of such average net asset value. Putnam Retail Management makes quarterly payments to qualifying dealers.

For the fiscal year ended on November 30, 2007, the Fund paid fees under the Fund's distribution plan of $1,573,071 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustee’s fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses and payments under its distribution plans (which in turn are allocated to the relevant Class of shares).

Portfolio transactions and portfolio turnover rate. The Fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the Fund’s total return but not in the Total Annual Fund Operating Expenses.

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For example, the Fund paid $41 in brokerage commissions during the fiscal year ended on November 30, 2007, representing less than 0.01% of the Fund's average net assets. Of this amount, $41 was paid to brokers who also provided research services.

Combining the brokerage commissions paid by the Fund during the fiscal year ended on November 30, 2007 (as a percentage of the Fund's average net assets) with the Fund's Total Annual Fund Operating Expenses ratio for Class M shares results in a "combined cost ratio" of 1.34% of the Fund's average net assets for Class M shares for the fiscal year ended on November 30, 2007.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the Fund's portfolio turnover rate, which measures how frequently the Fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the Fund sold and replaced securities valued at 100% of the Fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

The Fund's portfolio turnover rate for the past five fiscal years compared with the average turnover rate for the Fund's Lipper category was as follows.

Turnover Comparison	2007	2006	2005	2004	2003

Putnam High Yield	48%	46%	33%	53%	79%
Advantage Fund

Lipper High Current Yield	83%	83%	73%	95%	98%
Funds average*

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2007.

Portfolio holdings. For information on the Fund's portfolio, an investor may visit the Putnam Investments website, www.putnam.com/individual, where the Fund's top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the Fund files a Form N-CSR or N-Q with the U.S. Securities and Exchange Commission (“SEC”) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov

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Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam funds as of December 31, 2007:

	Dollar range of Putnam High	Aggregate dollar range of shares
Name of Trustee	Yield Advantage Fund shares	held in all of the Putnam funds
	owned	overseen by Trustee

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	$50,001-$100,000	over $100,000

Paul L. Joskow	$10,001-$50,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	over $100,000

Robert E. Patterson	$50,001-$100,000	over $100,000

George Putnam, III	$10,001-$50,000	over $100,000

Richard B. Worley	$1-$10,000	over $100,000

*Charles E. Haldeman, Jr.	$1-$10,000	over $100,000

* Trustees who is an "interested person" (as defined in the Investment Company Act of 1940) of the Fund, the Investment Management Company and/or Putnam Retail Management Limited Partnership ("Putnam Retail Management"). Mr. Haldeman is the President of the Fund and each of the other Putnam funds and is President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an “interested person.”

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of

35

Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee	12
Board Policy and Nominating Committee	12
Brokerage Committee	5
* Communications, Service and Marketing Committee	8
Contract Committee	16
Distributions Committee	11
Executive Committee	2
Investment Oversight Committees	38
** Investment Oversight Coordinating Committee	7
Pricing Committee	9

* Effective July 2007, certain responsibilities of the Marketing Committee and the Shareholder Communications and Relations Committee were assigned to a new committee, the Communications, Service and Marketing Committee. The number of meetings indicated for the Communications, Service and Marketing Committee includes the number of meetings held by the Marketing Committee and the Shareholder Communications and Relations Committee during the fiscal year ended on November 30, 2007.

** Effective July 2007, certain responsibilities of the Investment Process Committee were assigned to a new committee, the Investment Oversight Coordinating Committee. The number of meetings indicated for the Investment Oversight Coordinating Committee includes the number of meetings held by the Investment Process Committee during the fiscal year ended on November 30, 2007.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2007 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2007:

			Estimated
Trustees/Year		Pension or	annual	Total
	Aggregate	retirement	benefits from	compensation
	compensation	benefits accrued	all Putnam	from all
	from the	as part of Fund	funds upon	Putnam
	Fund(1)	expenses	retirement (1)	funds(2)

Jameson A. Baxter/1994(3)	$2,485	$1,087	$110,500	$305,000

Charles B. Curtis/2001	$2,453	$827	$113,900	$291,250

Robert J. Darretta/2007(5)	$963	N/A	N/A	$135,000

Myra R. Drucker/2004(3)	$2,589	N/A	N/A	$307,500

Charles E. Haldeman, Jr. /2004	$0	N/A	N/A	$0

John A. Hill/1985(3)(4)	$3,239	$1,787	$161,700	$408,126

Paul L. Joskow/1997(3)	$2,484	$738	$113,400	$295,000

Elizabeth T. Kennan/1992(3)	$2,526	$1,465	$108,000	$300,000

Kenneth R. Leibler/2006	$2,526	N/A	N/A	$300,000

Robert E. Patterson/1984	$2,526	$1,000	$106,500	$300,000

George Putnam, III/1984(4)	$2,590	$895	$130,300	$307,500

W. Thomas Stephens/1997(6)	$2,443	$920	$107,100	$290,000

Richard B. Worley/2004	$2,441	N/A	N/A	$290,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

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(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of November 30, 2007, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $12,076; Ms. Drucker - $2,168; Mr. Hill - $61,075; Dr. Joskow - $14,514; and Dr. Kennan - $2,182.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President (through May 31, 2007) of the Funds, respectively.

(5) Mr. Darretta was elected to the Board of Trustees of the Putnam funds on July 12, 2007.

(6) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund’s portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2005, 2006 and 2007, the Fund paid $0, $0 and $41 in brokerage commissions, respectively. The following table shows transactions placed with brokers and dealers during the fiscal year ended November 30, 2007 to recognize research services received by the Investment Management Company and its affiliates:

	Percentage
Dollar value of these transactions	of total transactions	Amount of commissions

$6,499	100.00%	$41

For the fiscal year ended on November 30, 2007, the Fund paid $409,883 in other expenses, excluding management fees, investor servicing agent expenses, custodian expenses and payments under its distribution plan.

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Administrative expense reimbursement

The Fund reimbursed the Investment Management Company for administrative services during fiscal 2007, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

Portion of total reimbursement
Total reimbursement	for compensation and contributions

$27,001	$22,634

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e., withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%) in Japan. In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Sales Handling Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in i) and ii) above will be collected by way of the so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

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C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic bond investment trust making public offering of investment fund securities.

D. The Fund qualifies as a publicly offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

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5 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1)	Diversification of Investment Portfolio:
		(As of the end of February 29, 2008)

		Total	Investment Ratio
Types of Assets	Name of Country	U. S. Dollars	(%)

Corporate Bonds
	United States	$474,478,649	73.44%
	Canada	21,993,475	3.40%
	Bermuda	6,090,863	0.94%
	Netherlands	4,819,726	0.75%
	France	4,017,354	0.62%
	United Kingdom	3,248,805	0.50%
	Jamaica	2,825,625	0.44%
	Cayman Islands	2,683,905	0.42%
	Ireland	2,127,138	0.33%
	Luxembourg	1,123,870	0.17%
	Singapore	828,298	0.13%
	Denmark	374,300	0.06%

Sub-total		524,612,008	81.20%

Senior Loans
	United States	51,095,279	7.91%
	Japan	1,585,368	0.25%
	Canada	1,474,211	0.23%
	Singapore	949,163	0.15%
	United Kingdom	383,398	0.06%

Sub-total		55,487,419	8.59%

Convertible Bonds
	United States	11,653,281	1.80%

Sub-total		11,653,281	1.80%

Collateralized mortgage obligations
	United States	2,098,414	0.32%
	Canada	867,950	0.13%

Sub-total		2,966,364	0.46%

Asset Backed
	Cayman Islands	2,895,085	0.45%

Sub-total		2,895,085	0.45%

Foreign Government Bonds
	Argentina	1,239,897	0.19%

Sub-total		1,239,897	0.19%

Short-term	United States	24,330,987	3.77%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		22,911,858	3.55%

Total		$646,096,899	100.00%
(Net Asset Value)	JPY	67,698,033,077

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

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(2) Portfolio of Investments

A. Principal Holdings

In the Japanese version, the table of the Top 30 holdings of the Fund as of February 29, 2008 is incorporated herein.

B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

(3) Results of Past Operations:

A. Record of Changes in Net Assets (Class M Shares):

Record of changes in net assets at the end of the following fiscal years and at the end of each month from December 2006 to February 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

4th Fiscal Year (November 30, 1998)	949,346	99,472	8.34	874
5th Fiscal Year (November 30, 1999)	826,257	86,575	7.71	808
6th Fiscal Year (November 30, 2000)	534,387	55,993	6.29	659
7th Fiscal Year (November 30, 2001)	693,973	72,714	5.85	613
8th Fiscal Year (November 30, 2002)	534,636	56,019	5.18	543
9th Fiscal Year (November 30, 2003)	638,046	66,854	5.89	617
10th Fiscal Year (November 30, 2004)	573,455	60,087	6.17	646
11th Fiscal Year (November 30, 2005)	430,521	45,110	5.98	627
12th Fiscal Year (November 30, 2006)	349,881	36,661	6.23	653
13th Fiscal Year (November 30, 2007)	275,959	28,915	6.05	634

2006 End of December	343,303	35,971	6.23	653
2007 End of January	339,593	35,583	6.28	658
February	337,578	35,371	6.37	667
March	330,987	34,681	6.36	666
April	325,531	34,109	6.39	670
May	319,845	33,513	6.40	671
June	305,405	32,000	6.26	656
July	290,393	30,427	6.04	633
August	288,359	30,214	6.07	636
September	290,239	30,411	6.20	650
October	286,902	30,062	6.19	649
November	275,959	28,915	6.05	634
December	268,714	28,156	5.99	628
2008 End of January	259,527	27,193	5.86	614
February	250,507	26,248	5.76	604

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B. Record of Distributions Paid (Class M Shares):

Period	Amount of Dividend paid per Share

4th Fiscal Year (12/1/97 - 11/30/98)	$0.92	(¥96)
5th Fiscal Year (12/1/98 - 11/30/99)	$0.85	(¥89)
6th Fiscal Year (12/1/99 - 11/30/00)	$0.81	(¥85)
7th Fiscal Year (12/1/00 - 11/30/01)	$0.73	(¥76)
8th Fiscal Year (12/1/01 - 11/30/02)	$0.60	(¥63)
9th Fiscal Year (12/1/02 - 11/30/03)	$0.49	(¥51)
10th Fiscal Year (12/1/03 - 11/30/04)	$0.43	(¥45)
11th Fiscal Year (12/1/04 - 11/30/05)	$0.40	(¥42)
12th Fiscal Year (12/1/05 - 11/30/06)	$0.41	(¥43)
13th Fiscal Year (12/1/06 - 11/30/07)	$0.43	(¥45)

Record of distribution paid from September 2002 to February 2008 and Net Asset Value per share as of each ex-dividend date are as follows:

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Ex-Dividend	Dividend		NAV per share		Ex-Dividend	Dividend		NAV per share
Date					Date
	Dollar	Yen	Dollar	Yen		Dollar	Yen	Dollar	Yen

16-Sep-02	0.048	5.03	5.13	538	17-Aug-05	0.033	3.46	6.08	637

15-Oct-02	0.048	5.03	4.89	512	16-Sep-05	0.033	3.46	6.08	637

15-Nov-02	0.048	5.03	5.02	526	17-Oct-05	0.033	3.46	5.95	623

13-Dec-02	0.042	4.40	5.13	538	16-Nov-05	0.033	3.46	5.93	621

15-Jan-03	0.042	4.40	5.24	549	16-Dec-05	0.046	4.82	5.96	624

18-Feb-03	0.042	4.40	5.16	541	17-Jan-06	0.033	3.46	5.99	628

17-Mar-03	0.042	4.40	5.25	550	16-Feb-06	0.033	3.46	6.00	629

15-Apr-03	0.042	4.40	5.39	565	17-Mar-06	0.033	3.46	6.00	629

15-May-03	0.042	4.40	5.59	586	17-Apr-06	0.033	3.46	6.00	629

16-Jun-03	0.042	4.40	5.70	597	17-May-06	0.033	3.46	6.00	629

17-Jul-03	0.042	4.40	5.72	599	16-Jun-06	0.033	3.46	5.95	623

15-Aug-03	0.042	4.40	5.52	578	17-Jul-06	0.033	3.46	5.99	628

17-Sep-03	0.042	4.40	5.74	601	17-Aug-06	0.033	3.46	6.04	633

17-Oct-03	0.036	3.77	5.83	611	15-Sep-06	0.033	3.46	6.12	641

17-Nov-03	0.036	3.77	5.86	614	17-Oct-06	0.033	3.46	6.15	644

18-Dec-03	0.036	3.77	5.97	626	16-Nov-06	0.033	3.46	6.21	651

15-Jan-04	0.036	3.77	6.09	638	15-Dec-06	0.070	7.33	6.19	649

17-Feb-04	0.036	3.77	6.03	632	17-Jan-07	0.033	3.46	6.24	654

17-Mar-04	0.036	3.77	6.01	630	15-Feb-07	0.033	3.46	6.36	666

16-Apr-04	0.036	3.77	5.99	628	16-Mar-07	0.033	3.46	6.34	664

17-May-04	0.036	3.77	5.75	602	17-Apr-07	0.033	3.46	6.36	666

17-Jun-04	0.036	3.77	5.84	612	17-May-07	0.033	3.46	6.39	670

16-Jul-04	0.036	3.77	5.93	621	19-Jun-07	0.033	3.46	6.32	662

17-Aug-04	0.036	3.77	5.92	620	24-Jul-07	0.032	3.46	6.11	640

17-Sep-04	0.036	3.77	6.03	632	21-Aug-07	0.033	3.46	6.03	632

15-Oct-04	0.033	3.46	6.07	636	19-Sep-07	0.033	3.46	6.15	644

17-Nov-04	0.033	3.46	6.17	646	19-Oct-07	0.034	3.56	6.18	648

16-Dec-04	0.033	3.46	6.20	650	19-Nov-07	0.034	3.56	6.02	631

14-Jan-05	0.033	3.46	6.15	644	19-Dec-07	0.066	6.92	5.98	627

16-Feb-05	0.033	3.46	6.22	652	18-Jan-08	0.034	3.56	5.82	610

17-Mar-05	0.033	3.46	6.13	642	19-Feb-08	0.034	3.56	5.72	599

15-Apr-05	0.033	3.46	5.96	624

17-May-05	0.033	3.46	5.82	610

17-Jun-05	0.033	3.46	6.03	632

15-Jul-05	0.033	3.46	6.10	639

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C. Record of Return Rates (Class M Shares):

FYE 1998	(12/1/97 – 11/30/98)	-7.63%

FYE 1999	(12/1/98 – 11/30/99)	2.66%

FYE 2000	(12/1/99 – 11/30/00)	-8.92%

FYE 2001	(12/1/00 – 11/30/01)	4.58%

FYE 2002	(12/1/01 – 11/30/02)	-1.15%

FYE 2003	(12/1/02 – 11/30/03)	24.32%

FYE 2004	(12/1/03 – 11/30/04)	12.47%

FYE 2005	(12/1/04 – 11/30/05)	3.46%

FYE 2006	(12/1/05 – 11/30/06)	11.47%

FYE 2007	(12/1/06 – 11/30/07)	4.11%

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus1.

6 OUTLINE OF THE PROCEDURES, ETC.

(1) Procedures for Sales of Shares in Japan

In Japan, shares of the Fund are offered on any Fund Business Day during the Subscription Period mentioned in "Part I. INFORMATION CONCERNING SECURITIES, (7) Period for Subscription" of a securities registration statement pursuant to the terms set forth in "Part I. INFORMATION CONCERNING SECURITIES" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall deliver to investors the Agreement of Foreign Securities Transactions Account and other prescribed agreements (the “Account Agreement”) and investors shall submit to the Distributor or the Sales Handling Company an Application for Opening of Transactions Account opened in accordance with the Account Agreement. The purchase shall be made in the minimum investment amount of 100 shares and in integral multiples of 10 shares.

The issue price for Shares during the Subscription Period shall be the net asset value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the

44

placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge, 3.25% (3.4125% inclusive of Japanese consumption tax) of the amount of subscription, shall be paid to and retained by the MUS on the delivery date in Japan.

The payment of the issue price and the sales charges shall be made in yen in principle and the exchange into dollars shall be made at the exchange rate to be determined by the Distributor or the Sales Handling Company based upon the foreign exchange rate on the Tokyo foreign Exchange market as of the Trade Day. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Companies can agree.

In addition, the Distributor or Sales Handling Companies who are members of the Japan Securities Dealers' Association cannot continue to sell Shares in Japan when the net assets of the Fund are less than ¥100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the "Regulations Concerning the Transaction of Foreign Securities" established by the Association.

(2) Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales and Handling Company on a Fund Business Day that is also a business day of securities companies in Japan. Repurchase requests may be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor. The price shall be paid in yen through the Distributor or the Sales Handling Companies pursuant to the Account Agreement or, if the Distributor or the Sales Handling Companies agree, in dollars on the fourth business day of securities companies in Japan after and including the Trade Date.

7 OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(1) Outline Of Management Of Assets, Etc.:

A. Valuation of assets:

The price of the Fund’s shares is based on its net asset value (“NAV”). The NAV per share of each class equals the total value of it’s assets, less its liabilities divided by the number of its outstanding shares.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provide a valuation which

45

the Investment Management Company does not believe accurately reflects the securities fair value, the security will be valued at fair value by the Investment Management Company. The fair value determined for an investment may differ from recent market prices for the investment.

The Fund translates prices for its investments quoted in non-U.S. currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because non-U.S. markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's non-U.S. fixed-income investments occur between the close of non-U.S. markets and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

B. Custody of Shares:

In non-U.S. markets where the shares are offered, the share certificates shall be held by the shareholders at their own risk.

The custody of the share certificates (if issued) sold to Japanese shareholders shall be held, in the name of the custodian, by the custodian of MUS.

C. Duration of the Fund:

Unless terminated, the Fund shall continue without limitation of time.

D. Accounting Year:

The accounting year of the Fund is a year from December 1 to November 30 of the following year, and the accounts will be closed each year on November 30th.

E. Liquidation:

The Fund may be terminated at any time by vote of shareholders holding at least 2/3 of the shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

F. Agreement and Declaration of Trust:

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote. It may also be amended by Trustee action without a shareholder vote in certain limited circumstances.

(2) Outline of Disclosure System:

Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

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B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.

Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Financial Instruments and Exchange Law:

When the Fund intends to offer Shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities registration statements together with copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

The Distributors or the Sales Handling Companies in Japan, of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical with Part I and Part II of the securities registration statements of the Fund (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

(b) Disclosure Required under the Law Concerning Investment Trust Fund and Investment Company:

When the Investment Management Company handles the offering or selling of Fund Shares in Japan, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification concerning certain matters of the Fund in accordance with the Law Concerning Investment Trust Fund and Investment Company (the "Investment Fund Law"). Also, when the Investment Management Company makes changes to the Agreement and Declaration of Trust, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification thereof, including the contents of such changes. Further, in accordance with the relevant regulations of the Investment Fund Law, the Investment Management Company must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of

47

each fiscal period of the Fund and must immediately file the above report with the Commissioner of the Financial Services Agency of Japan.

B. Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Distributor or the Sales Handling Companies of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in A.(b) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

(3) Information Concerning the Rights of Shareholders, Etc.

A. Rights of Shareholders, Etc.:

Shareholders must register their Shares in their own name in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company in Japan cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Distributor or the Sales Handling Companies in Japan exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Companies in Japan.

The Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Companies in Japan may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by the shareholders are as follows:

(a) Voting rights

(b) Repurchase rights

(c) Rights to receive dividends

(d) Right to receive distributions upon dissolution

(e) Right to inspect organizational documents, accounting books and the like

(f) Right to transfer shares

(g) Rights with respect to the U.S. registration statement

B. Foreign Exchange Control in the United States:

In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

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C. Agent in Japan:

Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA; and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering and who are responsible as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

D. Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to C. b. above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

II FINANCIAL HIGHLIGHTS

(a) “Financial Highlights” includes “Statement of assets and liabilities” and “Statement of operations”, etc. including notes thereto, included in the Fund’s financial statements in “Part III. DETAILED INFORMATION CONCERNING THE FUND, IV. Financial Conditions of Fund”. This information has been derived from “1. Financial Statements” in “Part III. DETAILED INFORMATION CONCERNING THE FUND, IV. Financial Conditions of Fund”.

(b) The Japanese translation of the Fund’s Financial Statements has been prepared pursuant to the proviso to Article 127, Paragraph 5 of the “Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.”, based on the “Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities.”

The Financial Statements have been audited by KPMG LLP, the Fund’s independent registered public accounting firm in the United States, and a copy of its report is attached hereto.

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(c) The original financial statements of the Fund are presented in US dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY104.78, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008. Fractions are rounded to one thousand yen.

[In the Japanese version, the following financial documents and Japanese translations thereof are incorporated here, but are omitted in this English version.]

- Statement of assets and liabilities, Year ended November 30, 2007

- Statement of assets and liabilities, Year ended November 30, 2006

- Statement of operations, Year ended November 30, 2007

- Statement of operations, Year ended November 30, 2006

III SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

1 Transfer of the Shares:

The transfer agent for the registered share certificates is Putnam Investor Services, a division of PFTC, P.O. Box 8383, Boston, Ma. 02266-8383, U.S.A.

The Japanese investors who entrust the custody of their shares to the Distributor or a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders' Book:

No provision is made.

3 Shareholders' Meeting:

There are no annual shareholders' meetings. Shareholder meetings at which the Board of Trustees will be elected will be held at least every five years beginning from 2004. Special shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

4 Miscellaneous:

No special privilege is granted to Shareholders. The acquisition of Shares by any person may be restricted.

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IV ITEMS OF THE DETAILED INFORMATION CONCERNING THE FUND

(1) Items included in “Part III. DETAILED INFORMATION CONCERNING THE FUND” are as follows:

I Additional Information concerning the Fund

1 History of the Fund

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established

3 Outline of the Supervisory Authorities

II  Procedures, etc.

1 Procedures for Sales of Shares, etc.

2 Procedures for Repurchase of Shares, etc.

III Management and Administration

1 Outline of Management of Assets, etc.

(1) Valuation of Assets

(2) Custody of Shares

(3) Duration of Trust

(4) Accounting Year

(5) Miscellaneous

2 Outline of Disclosure System

3 Rights of Shareholders, etc.

(1) Rights of Shareholders, etc.

(2) Foreign Exchange Control in the U.S.A.

(3) Agent in Japan

(4) Jurisdiction, etc.

IV Financial Conditions of the Fund

1 Financial Statements

(1) Statement of assets and liabilities

(2) Statement of operations

(3) Fund’s Portfolio

2 Present Condition of the Fund

Statement of Net Assets

V Record of Sales and Repurchases (Class M Shares)

(2) No matters set out in “Part III. DETAILED INFORMATION CONCERNING THE FUND” are not included in the prospectus to be delivered when or before the offering of the Shares of the Fund is made pursuant to Article 15, paragraph 2 of the Financial Instruments and Exchange Law.

51

PART III DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 History of the Fund:

January 13, 1986: Organization of the Fund as a Massachusetts business trust.

Adoption of the Agreement and Declaration of Trust.

May 5, 1994: Adoption of the Amended and Restated Agreement and Declaration of Trust.

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and other federal and state securities laws. The Fund also intends to continue to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts:

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940:

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933:

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

52

D. Securities Exchange Act of 1934:

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The U.S. Internal Revenue Code of 1986:

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws:

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

3 Outline of the Supervisory Authorities:

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 Procedures for Sales of Shares, Etc.:

A. Sales in the United States

Investors residing in the United States can open a Fund account and purchase the Fund’s shares by contacting their financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the Fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, Ma. 02266-8383

Investors can open a fund account with as little as $500. The minimum investment is waived if they make regular investments weekly, semi-monthly, or monthly through automatic deductions from their bank checking or savings account.

53

Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial representative or Putnam Investor Services generally must receive investor’s completed buy order before the close of regular trading on the NYSE for the investor’s shares to be bought at that day’s offering price.

If investors participate in a retirement plan that offers the Fund, information are available through their employers on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the Fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

Also, the Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Purchasing additional shares

Once investors residing in the U.S. have an existing account, they can make additional investments at any time in any amount in the following ways:

- Through a financial representative.

The Investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge the investor for his or her services.

- Through Putnam’s Systematic Investing Program.

Investors can make regular investments weekly, semi-monthly or monthly through automatic deductions from their bank checking or savings account.

- Via the Internet or phone.

If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, they can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

- By mail.

Investors may also request a book of investment stubs for their accounts. An investor would complete an investment stub and write a check for the amount the investor wishes to invest, payable to the Fund, then return the check and investment stub to Putnam Investor Services.

54

- By wire transfer.

Investors may buy Fund shares by bank wire transfer of same-day funds. Information is available through Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. An investors’ bank may charge them for wiring same-day funds. Although the Fund’s designated bank does not currently charge investors for receiving same-day funds, it reserves the right to charge for this service. Investors cannot buy shares for tax-qualified retirement plans by wire transfer.

Each share of the Fund represents investments in the same portfolio of securities, but each class has its own sales charges and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or C shares (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses and lower dividends than Class A shares (not offered in Japan) because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares, is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial representative.

55

Initial sales charges for Class M shares*

	Class M sales charge as a
	percentage of**:

Amount of purchase at offering price($)	Net amount	Offering
	invested (%)	price***(%)

Under 50,000	3.36	3.25
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	NONE	NONE

* Sales charges will differ for shares purchased in Japan.

** Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges an investor pays may be more or less than these percentages.

*** Offering price includes sales charge.

A deferred sales charge of 0.40% for certain rollover IRA accounts may apply to Class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Putnam Retail Management Limited Partnership received $1,273, $802 and $3,226 in sales charges for Class M shares for fiscal years 2005, 2006 and 2007, respectively, of which it retained $138, $53 and &$244, respectively, after dealer concessions.

Distribution (12b - 1) plan

The Fund has adopted a distribution plan to pay for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments to 0.50% on Class M shares of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of the investor’s investment.

Distribution fees

During fiscal 2007, the Fund paid the following 12b-1 fees to Putnam Retail Management:

Class M:	$1,573,071

Payments to dealers

If investors purchase their shares through a dealer, their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees.

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Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments , which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam's retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments , which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments . Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and National Association of Securities Dealers rules (as adopted by the Financial Industry Regulating Authority) and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed herein. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services the dealer provides, as well as about fees and/or commissions it charges.

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B. Sales in Japan

The Fund closed to new record shareholders on December 5, 1997, but was reopened on January 25, 2007. (Investors in Japan who purchase shares from MUS that are held of record under the name of MUS were not considered new record shareholders.) Accordingly, the number of Class M shares available for purchase in Japan was limited.

In Japan, shares of the Fund are offered on any Fund Business Day during the Subscription Period mentioned in "7. Period for Subscription” of “Part I INFORMATION CONCERNING SECURITIES" of the securities registration statement of the Fund pursuant to the terms set forth in "Part I. INFORMATION CONCERNING SECURITIES" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall deliver to investors the Agreement of Foreign Securities Transactions Account and other prescribed agreements (the “Account Agreement”) and investors shall submit to the Distributor or the Sales Handling Company an Application for Opening of Transactions Account opened in accordance with the Account Agreement. The purchase shall be made in the minimum investment amount of 100 shares and in integral multiples of 10 shares.

The issue price for Shares during the Subscription period shall be the NAV per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge, 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the amount of subscription, shall be paid to and retained by MUS on the delivery date in Japan.

The payment of the issue price and the sales charges shall be made in yen in principle and the exchange into dollars shall be made at the exchange rate to be determined by the Distributor or the Sales Handling Company based upon the foreign exchange rate on the Tokyo foreign Exchange market as of the Trade Day. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Companies can agree.

In addition, Distributor or Sales Handling Companies who are members of the Japan Securities Dealers' Association (the “JSDA”) cannot continue to sell Shares in Japan when the net assets of the Fund are less than ¥100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the "Regulations Concerning the Transaction of Foreign Securities" established by the JSDA.

2 Procedures for Repurchase of Shares, Etc.:

A. Repurchase or exchange of Shares in the United States

Investors can sell their shares back to the Fund or exchange them for shares of the same class of another Putnam fund any day the NYSE is open, either through their financial representative or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

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Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If investors exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When investors redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when investors originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which investors have exchanged their shares that would result in their paying the highest deferred sales charge applicable to their class of shares. For purposes of computing the deferred sales charge, the length of time investors have owned their shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

Selling Shares through investors' financial representative:

An investor's representative must receive an investor's request in proper form before the close of regular trading on the NYSE to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. The Investor's representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling Shares directly to the Fund:

Putnam Investor Services must receive an investor's request in proper form before the close of regular trading on the NYSE in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

- By mail

Investors may send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell or exchange, investors must return them unendorsed with their letter of instruction.

- By telephone

Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for investors’ shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

- Via the Internet

Investors may also exchange shares via the Internet at www.putnam.com/individual.

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Shares held through employer’s retirement plan

For information on how to sell or exchange shares of the Fund that were purchased through an employer’s retirement plan, including any restrictions and charges that the plan may impose, investors should consult their employer.

Additional requirements

In certain situations, for example, if an investor sells shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investors Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. More information concerning Putnam’s signature guarantee and documentation requirements is available through Putnam Investor Services.

The Fund also reserves the right to r e vise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which an investor would like to exchange may also reject its exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Investment Management Company determines are likely to have a negative effect on the Fund or other Putnam funds.

Payment Information

The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by U.S. federal securities law. Investors will not receive interest on uncashed redemption checks.

Redemption by the Fund

If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without their permission and send them the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales and Handling Company on a Fund Business Day that is also a business day of securities companies in Japan. Repurchase requests may be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next NAV calculated after the Fund receives the repurchase request from MUS. The price shall be paid in yen through the Distributor or the Sales Handling Companies pursuant to the Account Agreement or, if the Distributor or the Sales Handling Companies agree, in dollars

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on the fourth business day of securities companies in Japan after and including the execution date of repurchase.

C. Suspension of Repurchase

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the NYSE is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

III MANAGEMENT AND ADMINISTRATION

1 Outline of Management of Assets, etc.:

(1) Valuation of assets:

The price of the Fund’s shares is based on its net asset value (“NAV”). The NAV per share of each class equals the total value of it’s assets, less its liabilities divided by the number of its outstanding shares. The Fund determines the NAV per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Rev. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines the NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. New York time.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provide a valuation which the Investment Management Company does not believe accurately reflects the securities fair value, the security will be valued at fair value by the Investment Management Company. The fair value determined for an investment may differ from recent market prices for the investment.

The Fund translates prices for its investments quoted in non-U.S. currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because non-U.S. markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign fixed-income investments occur between the close of foreign markets

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and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as non-U.S. securities) is substantially completed each day at various times prior to the close of the NYSE. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the Fund will generally use exchange rates determined as of 3:00 p.m. Eastern time. The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the Fund.

(2) Custody of Shares:

The custody of the share certificates (if issued) sold to Japanese shareholders shall be held, in the name of the custodian, by the custodian of MUS.

The foregoing does not apply to the cases in which Japanese shareholders keep the Shares in custody at their own risk.

(3) Duration of the Fund:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounting year of the Fund is a year from December 1 to November 30 of the following year, and the accounts will be closed each year on November 30th.

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(5) Miscellaneous:

A. Liquidation

The Trust may be terminated at any time by vote of shareholders holding at least 2/3 of the shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Authorized Shares

There is no prescribed authorized number of shares, and shares may be issued from time to time.

C. Procedures Relating to the Changes to the Agreement and Declaration of Trust and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and notice thereof shall be sent to the Japanese Shareholders.

(b) Bylaws:

The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract:

The Management Contract is effective upon its execution and will remain in full force and effect as to the Fund continuously thereafter (unless terminated automatically as set forth in Section 4 or terminated in accordance with the following paragraph) through June 30, 2008, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the Shareholders by the affirmative vote of a majority of the outstanding Shares of the Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of the Investment Management Company, by vote cast in person at a meeting called for the purpose of voting on such approval.

Either party hereto may at any time terminate this contract as to the Fund by not less than 60 days’ written notice delivered or mailed by registered mail, postage

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prepaid, to the other party. Action with respect to the Fund may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding Shares of the Fund.

(d) Master Custodian Agreement:

The Master Custodian Agreement with State Street became effective as of January 1, 2007 and shall continue in full force and effect for an initial term of four (4) years from such effective date, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one hundred eighty (180) days' prior written notice to the other party of its intent not to renew. If the Agreement is terminated (the effective date of such termination being referred to as the "Termination Date"), the Custodian shall, at the reasonable request of the Fund, and subject to the consent of the Custodian (which consent shall not be unreasonably withheld or delayed), continue to provide services hereunder for a period (the "Extension Period") not to exceed ninety (90) days from the Termination Date, and the compensation payable to the Custodian for its services and expenses during such Extension Period shall not exceed one hundred and five percent (105%) (per annum) of the compensation last agreed upon by the Fund and the Custodian and in effect immediately prior to the Termination Date.

(e) Sub-Management Contract:

The sub-management contract may be terminated without penalty by vote of the Trustees or the Shareholders of the Fund, or by Sub-Investment Management Company or Investment Management Company, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the Shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. In each of the foregoing cases, the vote of the Shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

(f) Amended and Restated Investor Servicing Agreement

Amended and Restated Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

In the event that in connection with any such termination a successor to any of the Investor Servicing Agent's duties or responsibilities is designated by the Fund by written notice to the Investor Servicing Agent, the Investor Servicing Agent will cooperate fully in the transfer of such duties and responsibilities, including provision for assistance by the Investor Servicing Agent's personnel in the establishment of books, records and other data by such successor. The Fund will reimburse the Investor Servicing Agent for all expenses incurred by the Investor Servicing Agent in connection with such transfer.

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(g) Master Sub-Accounting Servicing Agreement

The Master Sub-Accounting Servicing Agreement dated January 1, 2007 will remain in full force for an initial term 7 years from the date of execution, and shall automatically renew for additional consecutive 3 year terms, unless either party gives 180 days' prior written notice to the other party of its intent not to renew. This Agreement shall be modified or amended from time to time by mutual written agreement of the parties to this Agreement.

(h) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

(ii) If the continuance of such Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(i) Agent Securities Company Agreement

The Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party to the Agreement, subject to the appointment of a successor agent company for the Fund in Japan insofar as such appointment is required in Japan.

(j) Japan Dealer Sales Contract

Either party may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party may also terminate the Contract for cause upon the violation by the other party of any of the provisions, such termination to become effective on the date such notice of termination is mailed to the other party.

D. Issue of Warrants, Subscription Rights, etc.

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

E. Litigation and Other Significant Events

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Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

2 Outline of Disclosure System:

Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the 1940 Act, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.

Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Financial Instruments and Exchange Law:

When the Fund intends to offer Shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

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The Distributors or the Sales Handling Companies in Japan, of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical with Part I and Part II of the securities registration statements of the Fund (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

(b) Disclosure Required under the Law Concerning Investment Trust Fund and Investment Company:

When the Investment Management Company handles offering or selling of Fund Shares in Japan, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification concerning certain matters of the Fund in accordance with the Law Concerning Investment Trust Fund and Investment Company (the "Investment Fund Law"). Also, when the Investment Management Company makes changes to the Agreement and Declaration of Trust, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification thereof, including contents of such changes. Further, in accordance with the relevant regulations of the Investment Fund Law, the Investment Management Company must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of each fiscal period of the Fund and must immediately file the above report with the Commissioner of the Financial Services Agency of Japan.

B. Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Distributor or the Sales Handling Companies of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in A.(b) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

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3 Information Concerning the Rights of Shareholders, Etc.

(1) Rights of Shareholders, Etc.:

Shareholders must register their Shares in their own name in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company in Japan cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Distributor or the Sales Handling Companies in Japan exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Companies in Japan.

The Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Companies in Japan may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by the investors are as follows:

A. Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

B. Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

C. Rights to receive dividends

Shareholders generally receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose to reinvest distributions, capital gains or both in additional shares of the Fund or other Putnam funds, or they may receive them in cash in the form of a check or an electronic deposit to a bank account. Investors in Japan must receive all distributions in cash.

D. Right to receive distributions upon dissolution

Shareholders are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.

E. Right to inspect organizational documents, accounting books and the like

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Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of the Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meeting.

F. Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

G. Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at any time after it became effective, any material false or misleading statement in the U.S. registration statement, or any omission of any material statement required to be stated therein or necessary to cause the statements made there, in light of the circumstances, to be not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant registration statement, the trustee of the issuer (or any person placed in the same position), or any person involved in preparing such registration statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in the United States:

In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

A. the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA; and

B. representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering and who are responsible as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorneys-at-law
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

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(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) B. above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV FINANCIAL CONDITIONS OF THE FUND

(a) The Japanese translation of the Fund’s financial statements has been prepared pursuant to the proviso to Article 127, Paragraph 5 of the “Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.”, based on the “Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities.”

The financial statements have been audited by KPMG LLP, the Fund’s independent registered public accounting firm in the United States.

(b) The original financial statements of the Fund are presented in US dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY104.78, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008. Fractions are rounded to one thousand yen.

1 FINANCIAL STATEMENTS

The following financial documents are included in the Japanese version, but are omitted here.

- Report of independent registered public accounting firm, Year ended November 30, 2007

- Report of independent registered public accounting firm, Year ended November 30, 2006

- Statement of assets and liabilities, Year ended November 30, 2007

- Statement of operations, Year ended November 30, 2007

- Statement of changes in net assets, Year ended November 30, 2007

- Financial highlights (For a share outstanding throughout the period)

- Notes to financial statements, Year ended November 30, 2007

- The Fund’s Portfolio, Year ended November 30, 2007

- Statement of assets and liabilities, Year ended November 30, 2006

- Statement of operations, Year ended November 30, 2006

- Statement of changes in net assets, Year ended November 30, 2006

- Financial highlights (For a share outstanding throughout the period)

- Notes to financial statements, Year ended November 30, 2006

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2 CONDITION OF THE FUND

	Statement of Net Assets
				(As of February 29, 2008)

			USD	JPY (in thousand)

I	Total Assets		662,603,200	69,427,563

II	Total Liabilities		16,506,301	1,729,530

III	Total Net Assets (I-II)		646,096,899	67,698,033

IV	Total Number of Shares	Class A	60,312,629	Shares
	Outstanding	Class B	1,823,552	Shares
		Class C	68,563	Shares
		Class M	43,475,549	Shares
		Class R	4,764	Shares
		Class Y	6,386,698	Shares

V	Net Asset Value	Class A	5.76	604 yen
	per Share (III/IV)	Class B	5.67	594 yen
		Class C	5.67	594 yen
		Class M	5.76	604 yen
		Class R	5.77	605 yen
		Class Y	5.89	617 yen

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of each Fiscal Year are as follows:

	Number of Shares	Number of Shares	Number of Outstanding
	Sold	Repurchased	Shares

4th Fiscal Year	42,331,572	136,787,356	113,773,517
(12/1/97 - 11/30/98)	(38,771,320)	(132,486,947)	(105,898,778)

5th Fiscal Year	31,517,038	38,117,136	107,173,419
(12/1/98 - 11/30/99)	(30,247,040)	(35,040,208)	(101,105,610)

6th Fiscal Year	10,745,188	32,988,851	84,929,756
(12/1/99 - 11/30/00)	(9,615,370)	(30,225,615)	(80,495,365)

7th Fiscal Year	53,559,316	19,854,528	118,634,544
(12/1/00 - 11/30/01)	(52,231,150)	(18,115,670)	(114,610,845)

8th Fiscal Year	22,909,642	38,248,542	103,295,644
(12/1/01 - 11/30/02)	(22,323,760)	(136,975,746)	(99,958,859)

9th Fiscal Year	56,510,174	51,535,585	108,270,233
(12/1/02 - 11/30/03)	(56,052,920)	(50,426,284)	(105,585,495)

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10th Fiscal Year	18,489,312	33,882,136	92,877,409
(12/1/03 - 11/30/04)	(18,251,910)	(33,121,596)	(90,715,809)

11th Fiscal Year	4,585,587	25,432,861	72,030,135
(12/1/04 - 11/30/05)	(4,467,920)	(24,831,625)	(70,352,104)

12th Fiscal Year	797,032	16,645,915	56,181,252
(12/1/05 - 11/30/06)	(682,810)	(16,302,181)	(54,732,733)

13th Fiscal Year	217,546	10,798,558	45,600,240
(12/1/06 - 11/30/07)	(90,230)	(10,511,718)	(44,311,245)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

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PART IV. SPECIAL INFORMATION

I OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

Please refer to the statement in "Part II. INFORMATION CONCERNING THE FUND, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Putnam Investment Management, LLC (Investment Management Company)" above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATION

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of February 29, 2008, the Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $103 billion):

		Number of	Total Net Asset Value

Name of Country	Principal Characteristics	the Funds	($ million)

			US$41,778.89
U. S. A.	Open-end equity fund	51
			(4,377.59 billion yen)

			US$25,663.27
	Open-end balanced fund	13
			(2,689.00 billion yen)

			US$32,863.81
	Open-end bond fund	30
			(3,443.47 billion yen)

			US$3,332.02
	Closed-end bond fund	5
			(349.13 billion yen)

			US$103,637.99

	Total	99
			(10,859.19 billion yen)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

[Omitted. In Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, the Investment Management Company, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees unless the transaction is made within the investment restrictions set forth in the Fund's Securities Registration Statement and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

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5 MISCELLANEOUS

(1) Election and Removal of Director:

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors in accordance with Articles of Organization and By-Laws of the Investment Management Company.

(2) Election and Removal of Officers:

Officers are appointed by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers:

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9(b) of the 1940 Act, the SEC may prohibit the directors and officers from remaining in office, if the SEC judges that such directors and officers have willfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters:

A. The Limited Liability Company Agreement of the Investment Management Company may be amended, by the Member under Delaware Law.

B. Under the Limited Liability Company Act of State of Delaware, merger or transfer of business requires the consent of the Member.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.:

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the

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Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

II OUTLINE OF THE OTHER RELATED COMPANIES

1 NAME OF THE RELATED COMPANIES AND AMOUNT OF CAPITAL AND BUSINESS THEREOF

(1) Putnam Fiduciary Trust Company (the Investor Servicing Agent):

A. Amount of Capital:

U.S.$276,735,551 (approximately 28,996 million Yen) as of the end of February, 2008.

B. Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, LLC. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception.

(2) State Street Bank and Trust Company (the Custodian):

A. Amount of Capital:

U.S.$11.3 billion (approximately 1184.0 billion Yen) as of the end of December, 2007.

B. Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of State Street Bank Holding Company. State Street Bank and Trust has been providing custody services to mutual funds since 1924.

(3) Putnam Retail Management Limited Partnership (the Principal Underwriter):

A. Amount of Capital:

U.S.$63,416,918 (approximately 6,645 million Yen) as of the end of February, 2008

B. Description of Business:

Putnam Retail Management Limited Partnership is a Massachusetts limited partnership and is a wholly-owned subsidiary of Putnam Investments, LLC. Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam funds including the Fund.

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(4) Putnam Investments Limited (Sub-Investment Management Company):

A. Amount of Capital:

U.S.$43,704,967 (approximately 4,579 million Yen) as of the end of February, 2008

B. Description of Business:

Putnam Investments Limited is an investment advisor, whose principal activity is the provision of investment related market research and economic forecasts with respect to the United Kingdom and other major European markets.

(5) Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company):

A. Amount of Capital:

¥65,518 million as of the end of February, 2008

B. Description of Business:

Mitsubishi UFJ Securities Co., Ltd. engages in “Type II Financial Instruments Trading Business” as specified in the Financial Instruments and Exchange Law.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

(1) Putnam Fiduciary Trust Company:

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

(2) State Street Bank and Trust Company:

State Street Bank and Trust Company provides custody service in respect of the Fund assets to the Fund.

(3) Putnam Retail Management Limited Partnership:

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

(4) Putnam Investments Limited:

Putnam Investments Limited acts as investment adviser concerning a portion of the Fund’s assets.

(5) Mitsubishi UFJ Securities Co., Ltd.:

Mitsubishi UFJ Securities Co., Ltd. acts as Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIP

Putnam Investment Management, LLC, Putnam Retail Management Limited Partnership, Putnam Fiduciary Trust Company and Putnam Investments Limited are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston,

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Massachusetts 02109. Putnam Investments, LLC, is a wholly owned subsidiary of Putnam Investments Trust, a holding company that except for a minority stake owned by employees, is owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

III OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts:

(1) General Information:

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

(2) Shareholder Liability:

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

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2 United States Investment Company Laws and Enforcement:

(1) General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

A. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

B. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

C. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

D. The Internal Revenue Code

An investment company is generally an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

E. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund's shares.

(2) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

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B. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

(3) Offering Shares to the Public

An investment company ("investment company" or "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the Fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

(4) Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

A. Updating its prospectus if it becomes materially inaccurate or misleading;

B. Annual update of its registration statement;

C. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

D. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

E. Maintenance of a code of ethics; and

F. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

3 Management of a Fund:

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

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4 Share Information:

(1) Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the NYSE (4:00 p.m., New York time) each day the Exchange is open.

(2) Redemption

Shareholders may generally sell shares of a fund to that fund any day the New York Stock Exchange is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

(3) Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights:

(1) Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

(2) Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

(3) Dissolution

A shareholder would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares that the shareholder owns.

(4) Transferability

Shares of a fund are typically transferable without restriction.

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(5) Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

6 Tax Matters:

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States, should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” above for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders in a timely manner. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

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(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement; and

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income (as the term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over net long-term capital losses) and net tax-exempt income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) at least 90% of the income of which comes from qualifying passive sources; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on

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the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends (as defined below) are distributed after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive foreign investment companies" (as defined below) could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of U.S. federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of U.S. federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be

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subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that did not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the non-U.S. shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that was a related person of the non-U.S. shareholder and the non-U.S. shareholder was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions were properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by the Fund (a “Short-Term Capital Gain Dividend”).

Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. This legislation was not enacted in 2007. At the time of this filing, it is unclear whether the legislation will be enacted in 2008. Whether or not such legislation is enacted, the Fund may opt not to designate dividends as Interest-Related Dividends or Short-Term Capital Gain Dividends to the full extent provided by the Code. As noted above, Capital Gain Dividends are not subject to withholding of U.S. federal income tax.

Under the back-up withholding rules, the Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. After 2010, the rate will be 31%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of U.S. federal income tax.

7 Important Participants in Offering of Mutual Fund Shares:

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

84

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:

Front

A. Name of the Fund

B. Number of shares represented

C. Signatures of the Chairman and Transfer Agent

D. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

Back

A. Space for endorsement

B. Description concerning delegation of transfer agency

V MISCELLANEOUS

1. The following will appear between the cover page and the signature page of the Japanese Delivery Prospectus.

Summary of the Delivery Prospectus

This material is a summary of "Information concerning Securities" and "Information concerning the Fund" of the Delivery Prospectus. This summary is a part of the Delivery Prospectus only and for the detailed information of each item, relevant pages in the text should be referred.

85

Name of Fund:	Putnam High Yield Advantage Fund

Form of Fund:	1. Registered in Massachusetts, U. S. A.
2. An open-end management investment company
3. Denominated in U. S. dollars

Goal of the Fund:	The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Investments:	The Fund invests mainly in lower-rated bonds.

Risk Factors:	Interest Rate Risk:
The values of bonds and other debt held by the Fund usually rise and fall in response to changes in interest rates. This could affect the Net Asset Value per Share, which may produce a risk of loss of principal.
Credit Risk:
The risk that the issuer of the Fund’s investments will not make, or will be perceived to be unlikely to make, timely payments of interest and principal and thus default, which may produce a risk of loss of principal.
Foreign Exchange Risk:
The Net Asset Value of the Fund is denominated in U. S. dollars and therefore, the conversion of U. S. dollars into Japanese yen may produce a risk of loss of principal due to fluctuations in the exchange rate.
Other Risks:
Other than the above, the Fund has various risks. Please make sure to refer to the relevant pages in the text.

Duration:	Unless terminated under certain conditions, the Fund shall continue without limitation of time.

Distribution Policy:	The Fund normally distributes any net investment income monthly and any net realized capital gains annually.

Period for Subscription:	From: May 9, 2008 (Friday)
To: May 8, 2009 (Friday)
Provided that the subscription is handled only on a Fund Business
Day, on which the New York Stock Exchange is open for business, and a business day when securities companies are open for business in
Japan.

Issue Price:	The Net Asset Value per Share next calculated on a Fund Business
Day after the application for purchase is received by the Fund.

Minimum Amount or	Shares may be purchased in a minimum amount of 100 shares and in
Number of Shares for	integral multiples of 10 shares.
Subscription:

Sales Charge:	Sales Charge (in Japan) is 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the Subscription Amount.

86

Repurchase in Japan:	Shareholders in Japan may at any time request repurchase of their
Shares on a Fund Business Day that is also a business day of securities companies in Japan. Repurchase requests may be made in integral multiples of 1 share. The repurchase price shall be paid on the fourth business day after and including the execution date of repurchase.

Management Fee, etc.:	Investors shall indirectly pay the Management and Agent Securities
Company Fees, the Custodian Fee, the Charges of the Investor
Servicing Agent and other related management fees. These fees shall be included upon calculation of the Net Asset Value per Share.

2. The ornamental design is used in cover page of the Japanese Prospectus.

3. The following must be set forth in the Prospectus.

- Outline of the Prospectus will be included at the beginning of the Delivery Prospectus, summarizing the content of "PART I. INFORMATION CONCERNING SECURITIES", "I. Description of the Fund" in "PART II. INFORMATION CONCERNING THE FUND" and "II. Outline of Other Related Companies" in "PART IV. SPECIAL INFORMATION" of the SRS and the Agreement of Foreign Securities Transactions Account, and the internal rules of the distributor (i.e.: subscription is accepted until 3:00 p.m. of the day; etc.) in respect of the subscription and payment.

- With respect to "(1) Diversification of Investment Fund", "(2) Portfolio of Investments” and “(3) Results of Past Operations" of "I. Description of the Fund, 5. Status of Investment Portfolio" and the entire part of "IV. Financial Conditions of the Fund" in "PART III. DETAILED INFORMATION CONCERNING THE FUND" of the SRS, the Delivery Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired at any time after the SRS is filed. The Delivery Prospectus may also set forth the exchange rates relevant to the Fund.

87

(As filed copy)
Form 7-2
(Translation)

COVER PAGE

Filing Document:	SECURITIES REPORT

This Securities Report is Filed with:	Director-General of Kanto Local Finance Bureau

Accounting Period:	Thirteenth Term
(From December 1, 2006 to November 30, 2007)

Filing Date:	May 8, 2008

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U.S.A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Places where a copy of this Securities	Not applicable.
Registration Statement is available for Public
Inspection:

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥104.78 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from December 1 to November 30 of the following year.

PART I. INFORMATION CONCERNING THE FUND

I DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objective and Basic Nature of the Fund:

A. Name of the Fund: Putnam High Yield Advantage Fund (the "Fund")

B. Purpose of the Fund:

The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.

C. Form of the Fund:

Putnam High Yield Advantage Fund is a Massachusetts business trust organized on January 13, 1986. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only the Fund's class M shares are currently offered in Japan. The Fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a "diversified" investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities

1

issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem a shareholder’s shares without the shareholder’s permission and send the shareholder the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if a shareholder owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

D. Goal of the Fund:

The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

E. Main Investment Strategies - Lower-rated Bonds:

The Fund invests mainly in bonds that:

- are obligations of U.S. companies

- are below investment-grade in quality and

- have intermediate - to long-term maturities (three years or longer).

Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in securities rated below investment grade.

F. Main Risks:

The main risks that could adversely affect the value of the Fund's shares and the total return on an investor's investment include:

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make timely payments of interest and principal. Because the Fund invests significantly in below-investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the Fund.

- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

G. Investor Profile:

This Fund is designed for investors seeking high current income and who are willing to wait out short-term market fluctuations. The Fund discourages short-term

2

trading activity. It should not be the sole investment for investors. However, the Fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income.

(2) Structure of the Fund:

A. Structure of the Fund

3

Related Companies of the Fund

Fund
Putnam High Yield Advantage Fund
Trustees
(Agreement and Declaration of Trust)
Distributor's Contract
Master Custodian Agreement
Amended and Restated Investor Servicing Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Custodian
State Street Bank and Trust Company
(acts as custodian of the Fund)
Investor Servicing Agent
Putnam Fiduciary Trust Company
(acts as investor servicing agent of the Fund)
Japan Dealer Sales Contract
Agent Financial Instruments Company Agreement
Management Contract
Master Sub-Accounting Services Agreement
Investment Management Company
Putnam Investment Management, LLC
(acts as investment management company of the Fund and investment adviser concerning the Fund's assets)
Distributor in Japan
Agent Financial Instruments Company
Mitsubishi UFJ Securities Co., Ltd.
(forwarding of sales and repurchases in Japan and rendering of service as agent financial instruments company)
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser concerning a portion of the Fund's assets)

4

Role of the Investment Management Company and the Related Companies of the Fund and Summary of the agreements, etc.

Name	Role in the management	Summary of the agreements, etc.
of the Fund

Putnam Investment	Investment Management	The Investment Management Company has
Management, LLC	Company	entered into the Management Contract with the
Fund as of August 3, 2007, under which it
provides the Fund with the investment
management services and investment advisory
services in relation to the Fund’s assets.

Putnam Investments	Sub-Investment Management	The Sub-Investment Management Company
Limited	Company	has entered into the Sub-Management
Contract with the Investment Management
Company as of August 3, 2007, under which it
manages a separate portion of the assets of
the Fund as determined by the Investment
Management Company from time to time, and,
subject to the supervision of the Investment
Management Company, it is responsible for
making investment decisions for the portion of
the assets of the Fund that it manages.

State Street Bank and	Custodian	The Custodian has entered into the Master
Trust Company		Custodian Agreement with the Fund as of
January 1, 2007, which sets out that the
Custodian serves as a custodian of the Fund’s
assets.

The Custodian has entered into the Master
Sub-Accounting Services Agreement dated
January 1, 2007 with Putnam Investment
Management, LLC, which sets out that the
Custodian provides certain fund accounting
and recordkeeping services for the Fund’s
assets.

Putnam Fiduciary Trust	Investor Servicing Agent	The Investor Servicing Agent has entered into
Company		the Amended and Restated Investor Servicing
Agreement with the Fund as of January 1,
2005, under which the Investor Servicing
Agent provides all services required by the
Fund in connection with the establishment,
maintenance and recording of shareholder
accounts, including without limitation all related
tax and other reporting requirements, and the
implementation of investment and redemption
arrangements offered in connection with the
sale of the Fund’s shares.

Putnam Retail	Principal Underwriter	The Principal Underwriter has entered into the
Management Limited		Distributor’s Contract with the Fund as of
Partnership		August 3, 2007, under which the Principal
Underwriter has the right, as principal, to sell
shares of the Fund and acts as agent for the
Fund in connection with the repurchase of

5

shares by the Fund.

Mitsubishi UFJ Securities	Distributor in Japan	The Distributor in Japan has entered into the
Co. , Ltd.		Japan Dealer Sales Contract with the Principal
Underwriter in respect of Class M Shares of
the Fund as of September 10, 1996, under
which it forwards sales and repurchase orders
in Japan to the Principal Underwriter.

	Agent Financial Instruments	The Agent Financial Instruments Company has
	Company	entered into the Agent Financial Instruments
Company Agreement with the Fund in respect
of Class M Shares of the Fund as of August
23, 1996, under which it distributes
prospectuses, makes public in Japan the daily
net asset value per share of the Fund, and
distributes any documents required to be
prepared in accordance with the applicable
laws and regulations of Japan.

B. The Trustees

The Fund’s Trustees are responsible for generally overseeing the conduct of Fund business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment manager, to the extent provided therein (iv) with respect to certain termination of the Trust, to the extent provided therein (v) with respect to any amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the Securities and Exchange

6

Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Trustees or when requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter shall be a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

7

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Changes of Trustees and Officers :

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

Amendment to the Agreement and Declaration of Trust:

Generally, shareholder approval is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision.

C. Putnam Investment Management, LLC (Investment Management Company)

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (the “Investment Management Company”) is a limited liability company organized under the laws of the State of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act generally may not conduct their business unless they are registered with the SEC.

8

(b) Outline of the Supervisory Authority

The Investment Management Company is registered as an investment adviser under the Advisers Act.

(c) Purpose of the Company

The Investment Management Company’s primary business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund’s portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with nearly $104 billion in aggregate net asset value in over 8 million shareholder accounts as of February 29, 2008. An affiliate of the Investment Management Company, The Putnam Advisory Company LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder services to the Putnam Funds (and custody services to two Putnam funds, but not this Fund). Total assets under management by Putnam entities, including assets of mutual funds and other clients, are over $174.61 billion as of February 29, 2008.

Putnam Investment Management, LLC, Putnam Investments Limited, Putnam Retail Management, Limited Partnership and Putnam Fiduciary Trust Company are wholly owned indirect subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109. Putnam, LLC, which generally conducts business under the name Putnam Investments, is a wholly owned subsidiary of Putnam Investments Trust, a holding company that except for a minority stake owned by employees, is owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

(e) Amount of Member’s Equity (as of February 29, 2008)

9

(i) Member’s Equity

$88,106,494*

* Members equity includes Parent Company Relationship as a component of equity, consistent with the presentation of the audited financial statements.

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of Member’s Equity (for the past five years):

Year	Amount of Member’s Equity

End of 2003	$ 144,486,036

End of 2004 (1)	$ (9,155,466)

End of 2005	$ 73,231,356

End of 2006	$ 70,594,104

End of 2007	$ 117,226,875

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is a limited liability company formed under the laws of the State of Delaware. Putnam Investments, LLC, the sole Member of the Investment Management Company, manages and conducts the property, business and affairs of the Investment Management Company.

Each Fund managed by the Investment Management Company is managed by one or more teams of portfolio managers. These teams, in coordination with analysts who research specific securities, and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Core Fixed-Income High Yield Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet periodically and review the performance of each fund with its manager at least annually.

In selecting portfolio securities for the Fund, the Investment Management Company looks for high yield bonds that represent attractive values based

10

on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Investment Management Company’s Core Fixed-Income High Yield Team manages the Fund’s portfolio.

(g) Information concerning Major Shareholders

As of February 29, 2008, all of the outstanding interests in the Investment Management Company were owned by Putnam Investments, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Basic Policy for Investment:

It is important to keep in mind that risk and reward generally go hand-in-hand, the higher the potential reward, the greater the risk. The Investment Management Company pursues the Fund’s goal by investing mainly in lower-rated bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

Alternative strategies:

Under normal market conditions, the Investment Management Company keeps the Fund’s portfolio fully invested, with minimal cash holdings. However, at times the Investment Management Company may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies:

The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Objectives of Investment:

The Fund invests mainly in bonds that:

- are obligations of U.S. companies

- are below investment-grade in quality and

- have intermediate - to long-term maturities (three years or longer).

Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in securities rated below investment grade.

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(3) Structure of the Management of the Fund:

THE FUND’S TRUSTEES

As shareholders of a mutual fund, investors have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the Fund’s business and represents the interests of Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with the Investment Management Company).

The Trustees periodically review the Fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the Fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of the Investment Management Company and its affiliates.

Contacting the Fund’s Trustees
Address correspondence to:
The Putnam Fund Trustees
One Post Office Square
Boston, MA 02109

THE FUND’S INVESTMENT MANAGER

The Trustees have retained the Investment Management Company to be the Fund’s investment manager, responsible for making investment decisions for the Fund and managing the Fund’s other affairs and business. The Investment Management Company’s address is One Post Office Square, Boston, MA 02109.

The Investment Management Company has retained its affiliate, Putnam Investments Limited ("PIL"), to manage a separate portion of the assets of the Fund. Subject to the supervision of the Investment Management Company, PIL, which provides a full range of international investment advisory services to institutional and retail clients, is responsible for making investment decisions for the portion of the assets of the Fund that it manages. PIL's address is Cassini House, 57-59 St James's Street, London, England, SW1A 1LD.

Investment management team. The Investment Management Company’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income High Yield Team manage the Fund's investments. The names of all team members can be found at www.putnam.com/individual.

The team members identified as the Fund's Portfolio Leader and Portfolio Members coordinate the team's efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

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The principal managers of the Fund

Portfolio Leader	Joined Fund	Employer	Positions Over Past Five
			Years

Paul Scanlon	2002	Putnam Management	Team Leader, Core Fixed-
		1999-Present	Income High Yield Team
			Previously, Portfolio Manager,
			Analyst

Portfolio	Joined Fund	Employer	Positions Over Past Five
Members			Years

Norman Boucher	2005	Putnam Management	Portfolio Manager, Core Fixed-
	(also served	1998-Present	Income High Yield Team
	from 2002-
	2004)

Robert Salvin	2005	Putnam Management	Portfolio Manager, Core Fixed-
		2000-Present	Income High Yield Team

Other Putnam funds managed by the Fund’s Portfolio Leader and Portfolio Members. As of the Fund's fiscal year-end, Paul Scanlon was also a Portfolio Leader of Putnam High Yield Trust and Putnam Floating Rate Income Fund and a Portfolio Member of Putnam Diversified Income Trust, Putnam Premier Income Trust and Putnam Master Intermediate Income Trust. Norman Boucher was also a Portfolio Member of Putnam High Yield Trust and Putnam Floating Rate Income Fund. Robert Salvin was also a Portfolio Leader of Putnam High Income Securities Fund and a Portfolio Member of Putnam High Yield Trust, Putnam Convertible Income-Growth Trust and Putnam Floating Rate Income Fund. Paul Scanlon, Norman Boucher and Robert Salvin may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate.

Changes in the Fund's Portfolio Leader and Portfolio Members. No changes in the Fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended November 30, 2007. Other individuals who have served as Portfolio Leader of the Fund since May 2002, when Putnam Management introduced this designation, include Stephen Peacher (May 2002 – March 2005).

Fund ownership. The following table shows the dollar ranges of shares of the Fund and all Putnam funds owned by the professionals listed above at the end of the Fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

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Fund Portfolio Leader and Portfolio Members

● Assets in the fund	x Total assets in all Putnam funds

	Year	$0	$1-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
			$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Paul	2007	●						x
Scanlon

Portfolio	2006	●				x
Leader

Norman	2007			●				x
Boucher

Portfolio	2006		●			x
Member

Robert	2007	●						x
Salvin

Portfolio	2006	●				x
Member

Investment in the Fund by the Trustees and Putnam employees. As of November 30, 2007, all of the Trustees then on the Board of Trustees of the Putnam funds owned fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by the Fund’s Trustees and Putnam employees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Trustees	$233,000	$92,000,000

Putnam employees	$2,071,000	$770,000,000

Compensation of investment professionals. The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to The Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Fund, High Current Yield Funds, is the Fund’s broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

□ Consistent performance means being above median over one year.

□ Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

□ Superior performance (which is the largest component of the Investment

14

Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year depends in large part on Putnam's profitability for the year, which is influenced by its assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Structure of Fund Management:

(a) Investment Team

At the Investment Management Company, a fixed income team of about 100 investment professionals is organized into specialized sector teams and integrated research teams with a centralized portfolio construction and risk management platform. The fixed income team is also supported by an independent Currency Investment Unit.

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(b) Investment Process

The Putnam fixed income investment process is primarily driven by bottom-up decisions. Each Sector Team is responsible for identifying the opportunities in its specialized area. They also hold more formal discussions at weekly/monthly meetings. The ideas generated in each sector are discussed and validated by the Sector Team Leaders. Also, CIO of the fixed income and the Sector Team Leaders hold a formal weekly meeting – the Core Meeting – to identify the broad investment themes and the top down sector strategies based on the inputs from each Sector Team.

The Portfolio Construction Team integrates the ideas generated by the Sector Specialists along with top - down themes and sector strategies identified at the Core Meeting, and efficiently sizes each strategy based on Putnam’s proprietary risk platform.

The Sector Specialists, Sector Team Leaders and Portfolio Construction Specialists are all seated in close proximity on the trading desk, and the trading function is integrated into the portfolio management teams to create a more seamless process from portfolio construction through execution.

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Performance & Analytics team

Independently from Investment Division, Performance & Analytics team executes performance measurement of the Fund, and reports to the Management Committee.

Legal and Compliance Division

Independently from Investment Div., the Legal and Compliance Division monitors portfolio holdings, trading compliance and Fund investment restriction compliance. These matters are monitored and resolved according to the Investment Management Company’s broad-based compliance policies and procedures and applicable legal requirements. The Legal and Compliance Division reports directly to senior management, and not to the Investment Division or other business divisions.

Risk and Portfolio Analysis Group

Independently from the Investment Division, the Investment Management Company has established an independent Risk & Portfolio Analysis Group (“RPAG”) which is charged with identifying, monitoring, and assessing risk factors and controls across Putnam’s investment activities. This group works closely with Investment Division, but is part of the Administrative Division and reports to the Investment Management Companies Chief Administrative Officer. This organizational structure facilitates an independent assessment of the risk issues as they arise.

Internal and external inspections

Various aspects of the operations of the Investment Management Company, including its management of the Fund, are included in the scope of internal audits performed by the

17

Investment Management Company’s internal audit function, which conducts a broad spectrum of audits developed using a risk-based approach. The internal audit function tracks and tests the remediation of its recommendations and provides reports to senior management. In addition, various aspects of the internal control environment of the Investment Management Company and its affiliates are subject to review by a third party audit firm on a periodic basis.

As noted above, the Investment Management Company’s business operations (including not only investment compliance, but other key areas such as distribution/sales and operations), are subject to ongoing monitoring by the Investment Management Company’s Legal and Compliance Department, which consists of a variety of sub-groups covering different areas of the business. The Investment Management Company is further subject to regulation and inspection by the U.S. Securities and Exchange Commission.

All employees of the Investment Management Company are bound by the Investment Management Company’s Code of Ethics, which includes certain restrictions on personal investing and disclosure requirements. Additional requirements under the Code apply to investment professionals of the Investment Management Company. Compliance with the Code is monitored on an ongoing basis by the Legal and Compliance Division.

Oversight of third parties

Service providers of the Fund (Investor Servicing Agent, Custodian and Principal Underwriter) as described in “1. NATURE OF THE FUND, (2) Structure of the Fund” above, are monitored by the Investment Management Company, through each Contract with the relevant third party provider. These contracts may be terminated under certain circumstances. (Because the Principal Underwriter and Investor Servicing Agent are affiliates of the Investment Management Company, it is subject to the same control and compliance environment as the Investment Management Company and are not third party service providers.)

The Investment Management Company seeks to monitor the level of service provided to the Fund by third party providers in the first instance through ongoing contacts between Operations professionals of the Investment Management Company and the relevant service providers.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment of distributions to Japanese investors will normally be made around the end of each month by the Distributor or the Sales Handling Companies.

(5) Restrictions on Investment:

Except for the restrictions designated as fundamental below, the investment restrictions described in this document are not fundamental restrictions. The Trustees may change any non-fundamental restrictions without shareholders' approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

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A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

C. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

F. With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval.

(1) The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in

19

more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The Fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

The Fund has undertaken to the Japanese Securities Dealers Association, so long as shares of the Fund are being offered for sale by the Fund in Japan, that the Fund will not:

A. invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

B. borrow money in excess of 10% of the value of its total assets;

C. make short sales of securities in excess of the Fund’s net asset value; and

D. together, with other mutual funds managed by the Investment Management Company acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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3 INVESTMENT RISKS

The Investment Management Company pursues the Fund’s goal by investing mainly in lower-rated bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk:

The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem their securities before their maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Investment Management Company might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk:

Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

The Fund invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that the Investment Management Company believes are of comparable quality. The Investment Management Company may invest up to 15% of the Fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that the Investment Management Company believes are of comparable quality. The Investment Management Company will not necessarily sell an investment if its rating is reduced after the Investment Management Company buys it.

Investments rated below BBB, or its equivalent are below investment grade This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for the Investment Management Company to sell the investments at prices approximating the values the Investment Management Company had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Investment Management Company to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that

21

are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Investment Management Company considers credit ratings in making investment decisions, the Investment Management Company performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Investment Management Company’s success in achieving the Fund’s investment objective may depend more on the Investment Management Company’s own credit analysis when it buys lower quality bonds than when it buys higher quality bonds. The Investment Management Company may have to participate in legal proceedings involving the issuer. This could increase the Fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Non - U. S. investments:

The Investment Management Company may invest in securities of non-U.S. issuers. These non-U.S investments involve certain special risks described below.

Non-U.S. investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the Investment Management Company may at times be unable to sell them at desirable prices. Non-U.S. settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in non-U.S. currencies, investments in U.S. companies that are traded in non-U.S. markets, or investments in U.S. companies that have significant non-U.S. operations.

Derivatives:

The Investment Management Company may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The Investment Management Company may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The Investment Management Company may use derivatives both for hedging and non-hedging purposes. For example, it may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, the Investment Management Company may also choose not to use derivatives, based on their evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward

22

meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Investment Management Company’s ability to manage these sophisticated instruments. Some derivatives are "leveraged," which means that they provide the Fund with investment exposure greater than the value of the Fund's investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Illiquid investments:

The Investment Management Company may invest up to 15% of the Fund’s assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. The Investment Management Company may not be able to sell the Fund’s illiquid investments when the Investment Management Company considers it desirable to do so or the Investment Management Company may be able to sell them only at less than their market value.

Other investments:

In addition to the main investment strategies described above, the Investment Management Company may make other investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The Fund may also loan its portfolio securities to earn additional income.

Management structure for the risks:

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by an Investment Committee at the Investment Management Company - to actively manage those risks.

Policy on excessive short - term trading (For U. S. Investors):

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the Fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash

23

flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

When the Fund invests in non-U.S. securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund’s investments that result from events occurring after the close of the non-U.S. markets on which the investments trade, but prior to the later close of trading on the New York Stock Exchange (“NYSE”), the time as of which the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the Fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund’s shares, which will reduce the Fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the Fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the Fund holds other types of less liquid securities.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees on U.S. investors (though not currently on investors in Japan) and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Short-term trading fee. The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if investors sell or exchange their shares after holding them for 90 days or less (including if investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements entered into by Putnam Retail Management and a dealer. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares

24

purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

Account Monitoring. The Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to-be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary involved in the activity, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

Account Restrictions. In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the Fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are

25

a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

4 HANDLING FEES, ETC. AND TAXES

(1) Sales Charge:

The sales charge in Japan is 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the subscription amount. Please refer to "Part II. DETAILED INFORMATION CONCERNING THE FUND, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc." hereof.

(2) Repurchase Charge:

Shareholders in Japan are not subject to a contingent deferred sales charge for the redemption of class M shares. Please refer to "Part II. INFORMATION CONCERNING THE FUND, II. Procedures, etc., 2. Procedures for Repurchase of Shares, Etc." hereof.

(3) Management Fee, etc.:

A. Management Fees:

Under a Management Contract dated August 3, 2007, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter. The Fund paid the Investment Management Company a management fee (after applicable waivers) of 0.66% of average net assets for the fiscal year ended November 30, 2007.

Pursuant to the terms of the Sub-Management Agreement between the Investment Management Company and Putnam Investments Limited as the Sub-Investment Management Company (“PIL”), the Investment Management Company (and not the Fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the Fund, if any, managed by PIL from time to time.

For the past three fiscal years, pursuant to the management contract, the Fund incurred the following fees:

26

Fiscal year	Management fee	Amount of	Amount management fee
	paid	management	would have been without
		fee waived	expense limitation

2007	$ 5,056,826	$ 27,504	$ 5,084,330

2006	$ 5,676,755	$ 22,186	$ 5,698,941

2005	$ 6,841,749	$ 31,665	$ 6,873,414

Fee waivers for investments in affiliated fund. The Fund invests a portion of its assets in Putnam Prime Money Market Fund. Each asset invested in Putnam Prime Money Market Fund is charged a rate as low as 0.12% per annum and in any even, no greater then 0.20% per annum. Currently as of March 2008, it is limited to 0.12% per annum. In connection with such investment, management fees paid by the Fund are reduced by an amount equal to the management fee paid by Putnam Prime Money Market Fund with respect to assets invested by the Fund in Putnam Prime Money Market Fund. The following table shows management fees waived by the Investment Management Company in respect of such investments during the fiscal year indicated:

Amount of
management fee
Fiscal Year	waived

2007	$ 27,504
2006	$22,186
2005	$31,665

The Fund placed no transactions with brokers and dealers during the most recent fiscal year to recognize research services received by the Investment Management Company and its affiliates.

B. Custodian Fees and Charges of the Investor Servicing Agent:

The Fund has retained State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its Custodian. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositories, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

State Street shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian. The Fund pays State Street an annual fee based on the Fund’s assets held with State Street and on securities transactions processed by State Street and reimburses them for certain out-of-pocket expenses. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses.

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The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

During the 2007 fiscal year, the Fund incurred $765,999 and $53,086, respectively, in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

C. Fee under Class M Distribution Plan:

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management Limited Partnership (“Putnam Retail Management”) at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M distribution plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor investment.

Payments under the plan are intended to compensate Putnam Retail Management, for services provided and expenses incurred by it as principal underwriter of Fund shares, including the payments to dealers mentioned below.

To compensate MUS and other dealers further for services provided in connection with the sale of Class M shares and the maintenance of shareholder accounts, Putnam Retail Management makes quarterly payments to MUS and such other dealers.

The payments are based on the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record. Putnam Retail Management makes the payments at an annual rate of 0.25% of such average net asset value of Class M shares.

Putnam Retail Management also pays to MUS and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For Class M shares, the total annual payment to MUS and other dealers equals 0.40% of such average net asset value. Putnam Retail Management makes quarterly payments to qualifying dealers.

For the fiscal year ended on November 30, 2007, the Fund paid fees under the Fund's distribution plan of $1,573,071 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustee’s fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses and payments under its distribution plans (which in turn are allocated to the relevant Class of shares).

Portfolio transactions and portfolio turnover rate. The Fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the Fund’s total return but not in the Total Annual Fund Operating Expenses.

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For example, the Fund paid $41 in brokerage commissions during the fiscal year ended on November 30, 2007, representing less than 0.01% of the Fund's average net assets. Of this amount, $41 was paid to brokers who also provided research services.

Combining the brokerage commissions paid by the Fund during the fiscal year ended on November 30, 2007 (as a percentage of the Fund's average net assets) with the Fund's Total Annual Fund Operating Expenses ratio for Class M shares results in a "combined cost ratio" of 1.34% of the Fund's average net assets for Class M shares for the fiscal year ended on November 30, 2007.

Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the Fund's portfolio turnover rate, which measures how frequently the Fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that the Fund sold and replaced securities valued at 100% of the Fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

The Fund's portfolio turnover rate for the past five fiscal years compared with the average turnover rate for the Fund's Lipper category was as follows.

Turnover Comparison	2007	2006	2005	2004	2003

Putnam High Yield	48%	46%	33%	53%	79%
Advantage Fund

Lipper High Current Yield	83%	83%	73%	95%	98%
Funds average*

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2007.

Portfolio holdings. For information on the Fund's portfolio, an investor may visit the Putnam Investments website, www.putnam.com/individual, where the Fund's top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the Fund files a Form N-CSR or N-Q with the U.S. Securities and Exchange Commission (“SEC”) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov

29

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam funds as of December 31, 2007:

	Dollar range of Putnam High	Aggregate dollar range of shares
Name of Trustee	Yield Advantage Fund shares	held in all of the Putnam funds
	owned	overseen by Trustee

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	$50,001-$100,000	over $100,000

Paul L. Joskow	$10,001-$50,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	over $100,000

Robert E. Patterson	$50,001-$100,000	over $100,000

George Putnam, III	$10,001-$50,000	over $100,000

Richard B. Worley	$1-$10,000	over $100,000

*Charles E. Haldeman, Jr.	$1-$10,000	over $100,000

* Trustees who is an "interested person" (as defined in the Investment Company Act of 1940) of the Fund, the Investment Management Company and/or Putnam Retail Management Limited Partnership ("Putnam Retail Management"). Mr. Haldeman is the President of the Fund and each of the other Putnam funds and is President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an “interested person.”

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of

30

Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee	12
Board Policy and Nominating Committee	12
Brokerage Committee	5
* Communications, Service and Marketing Committee	8
Contract Committee	16
Distributions Committee	11
Executive Committee	2
Investment Oversight Committees	38
** Investment Oversight Coordinating Committee	7
Pricing Committee	9

* Effective July 2007, certain responsibilities of the Marketing Committee and the Shareholder Communications and Relations Committee were assigned to a new committee, the Communications, Service and Marketing Committee. The number of meetings indicated for the Communications, Service and Marketing Committee includes the number of meetings held by the Marketing Committee and the Shareholder Communications and Relations Committee during the fiscal year ended on November 30, 2007.

** Effective July 2007, certain responsibilities of the Investment Process Committee were assigned to a new committee, the Investment Oversight Coordinating Committee. The number of meetings indicated for the Investment Oversight Coordinating Committee includes the number of meetings held by the Investment Process Committee during the fiscal year ended on November 30, 2007.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2007 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2007:

		Pension or	Estimated	Total
	Aggregate	retirement	annual	compensation
Trustees/Year	compensation	benefits accrued	benefits from	from all
	from the	as part of Fund	all Putnam	Putnam
	Fund(1)	expenses	funds upon	funds(2)
			retirement(1)

Jameson A. Baxter/1994(3)	$2,485	$1,087	$110,500	$305,000

Charles B. Curtis/2001	$2,453	$827	$113,900	$291,250

Robert J. Darretta/2007(5)	$963	N/A	N/A	$135,000

Myra R. Drucker/2004(3)	$2,589	N/A	N/A	$307,500

Charles E. Haldeman, Jr. /2004	$0	N/A	N/A	$0

John A. Hill/1985(3)(4)	$3,239	$1,787	$161,700	$408,126

Paul L. Joskow/1997(3)	$2,484	$738	$113,400	$295,000

Elizabeth T. Kennan/1992(3)	$2,526	$1,465	$108,000	$300,000

Kenneth R. Leibler/2006	$2,526	N/A	N/A	$300,000

Robert E. Patterson/1984	$2,526	$1,000	$106,500	$300,000

George Putnam, III/1984(4)	$2,590	$895	$130,300	$307,500

W. Thomas Stephens/1997(6)	$2,443	$920	$107,100	$290,000

Richard B. Worley/2004	$2,441	N/A	N/A	$290,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

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(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of November 30, 2007, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $12,076; Ms. Drucker - $2,168; Mr. Hill - $61,075; Dr. Joskow - $14,514; and Dr. Kennan - $2,182.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President (through May 31, 2007) of the Funds, respectively.

(5) Mr. Darretta was elected to the Board of Trustees of the Putnam funds on July 12, 2007.

(6) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund’s portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2005, 2006 and 2007, the Fund paid $0, $0 and $41 in brokerage commissions, respectively. The following table shows transactions placed with brokers and dealers during the fiscal year ended November 30, 2007 to recognize research services received by the Investment Management Company and its affiliates:

	Percentage
Dollar value of these transactions	of total transactions	Amount of commissions

$6,499	100.00%	$41

For the fiscal year ended on November 30, 2007, the Fund paid $409,883 in other expenses, excluding management fees, investor servicing agent expenses, custodian expenses and payments under its distribution plan.

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Administrative expense reimbursement

The Fund reimbursed the Investment Management Company for administrative services during fiscal 2007, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

Portion of total reimbursement
Total reimbursement	for compensation and contributions

$27,001	$22,634

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e., withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%) in Japan. In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Sales Handling Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in i) and ii) above will be collected by way of the so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

33

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic bond investment trust making public offering of investment fund securities.

D. The Fund qualifies as a publicly offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

34

5 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio:

		(As of the end of February 29, 2008)

		Total	Investment Ratio
Types of Assets	Name of Country	U. S. Dollars	(%)

Corporate Bonds
	United States	$474,478,649	73.44%
	Canada	21,993,475	3.40%
	Bermuda	6,090,863	0.94%
	Netherlands	4,819,726	0.75%
	France	4,017,354	0.62%
	United Kingdom	3,248,805	0.50%
	Jamaica	2,825,625	0.44%
	Cayman Islands	2,683,905	0.42%
	Ireland	2,127,138	0.33%
	Luxembourg	1,123,870	0.17%
	Singapore	828,298	0.13%
	Denmark	374,300	0.06%

Sub-total		524,612,008	81.20%

Senior Loans
	United States	51,095,279	7.91%
	Japan	1,585,368	0.25%
	Canada	1,474,211	0.23%
	Singapore	949,163	0.15%
	United Kingdom	383,398	0.06%

Sub-total		55,487,419	8.59%

Convertible Bonds
	United States	11,653,281	1.80%

Sub-total		11,653,281	1.80%

Collateralized mortgage obligations
	United States	2,098,414	0.32%
	Canada	867,950	0.13%

Sub-total		2,966,364	0.46%

Asset Backed
	Cayman Islands	2,895,085	0.45%

Sub-total		2,895,085	0.45%

Foreign Government Bonds
	Argentina	1,239,897	0.19%

Sub-total		1,239,897	0.19%

Short-term	United States	24,330,987	3.77%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		22,911,858	3.55%

Total		$646,096,899	100.00%
(Net Asset Value)	JPY	67,698,033,077

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

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(2) Portfolio of Investments

A. Principal Holdings

In the Japanese version, the table of the Top 30 holdings of the Fund as of February 29, 2008 is incorporated herein.

B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

(3) Results of Past Operations:

A. Record of Changes in Net Assets (Class M Shares):

Record of changes in net assets at the end of the following fiscal years and at the end of each month from December 2006 to February 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

4th Fiscal Year (November 30, 1998)	949,346	99,472	8.34	874
5th Fiscal Year (November 30, 1999)	826,257	86,575	7.71	808
6th Fiscal Year (November 30, 2000)	534,387	55,993	6.29	659
7th Fiscal Year (November 30, 2001)	693,973	72,714	5.85	613
8th Fiscal Year (November 30, 2002)	534,636	56,019	5.18	543
9th Fiscal Year (November 30, 2003)	638,046	66,854	5.89	617
10th Fiscal Year (November 30, 2004)	573,455	60,087	6.17	646
11th Fiscal Year (November 30, 2005)	430,521	45,110	5.98	627
12th Fiscal Year (November 30, 2006)	349,881	36,661	6.23	653
13th Fiscal Year (November 30, 2007)	275,959	28,915	6.05	634

2006 End of December	343,303	35,971	6.23	653
2007 End of January	339,593	35,583	6.28	658
February	337,578	35,371	6.37	667
March	330,987	34,681	6.36	666
April	325,531	34,109	6.39	670
May	319,845	33,513	6.40	671
June	305,405	32,000	6.26	656
July	290,393	30,427	6.04	633
August	288,359	30,214	6.07	636
September	290,239	30,411	6.20	650
October	286,902	30,062	6.19	649
November	275,959	28,915	6.05	634
December	268,714	28,156	5.99	628
2008 End of January	259,527	27,193	5.86	614
February	250,507	26,248	5.76	604

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B. Record of Distributions Paid (Class M Shares):

Period	Amount of Dividend paid per Share

4th Fiscal Year (12/1/97 - 11/30/98)	$0.92	(¥96)
5th Fiscal Year (12/1/98 - 11/30/99)	$0.85	(¥89)
6th Fiscal Year (12/1/99 - 11/30/00)	$0.81	(¥85)
7th Fiscal Year (12/1/00 - 11/30/01)	$0.73	(¥76)
8th Fiscal Year (12/1/01 - 11/30/02)	$0.60	(¥63)
9th Fiscal Year (12/1/02 - 11/30/03)	$0.49	(¥51)
10th Fiscal Year (12/1/03 - 11/30/04)	$0.43	(¥45)
11th Fiscal Year (12/1/04 - 11/30/05)	$0.40	(¥42)
12th Fiscal Year (12/1/05 - 11/30/06)	$0.41	(¥43)
13th Fiscal Year (12/1/06 - 11/30/07)	$0.43	(¥45)

Record of distribution paid from September 2002 to February 2008 and Net Asset Value per share as of each ex-dividend date are as follows:

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	Dividend		NAV per share			Dividend		NAV per share
Ex-Dividend					Ex-Dividend
Date	Dollar	Yen	Dollar	Yen	Date	Dollar	Yen	Dollar	Yen

16-Sep-02	0.048	5.03	5.13	538	17-Aug-05	0.033	3.46	6.08	637

15-Oct-02	0.048	5.03	4.89	512	16-Sep-05	0.033	3.46	6.08	637

15-Nov-02	0.048	5.03	5.02	526	17-Oct-05	0.033	3.46	5.95	623

13-Dec-02	0.042	4.40	5.13	538	16-Nov-05	0.033	3.46	5.93	621

15-Jan-03	0.042	4.40	5.24	549	16-Dec-05	0.046	4.82	5.96	624

18-Feb-03	0.042	4.40	5.16	541	17-Jan-06	0.033	3.46	5.99	628

17-Mar-03	0.042	4.40	5.25	550	16-Feb-06	0.033	3.46	6.00	629

15-Apr-03	0.042	4.40	5.39	565	17-Mar-06	0.033	3.46	6.00	629

15-May-03	0.042	4.40	5.59	586	17-Apr-06	0.033	3.46	6.00	629

16-Jun-03	0.042	4.40	5.70	597	17-May-06	0.033	3.46	6.00	629

17-Jul-03	0.042	4.40	5.72	599	16-Jun-06	0.033	3.46	5.95	623

15-Aug-03	0.042	4.40	5.52	578	17-Jul-06	0.033	3.46	5.99	628

17-Sep-03	0.042	4.40	5.74	601	17-Aug-06	0.033	3.46	6.04	633

17-Oct-03	0.036	3.77	5.83	611	15-Sep-06	0.033	3.46	6.12	641

17-Nov-03	0.036	3.77	5.86	614	17-Oct-06	0.033	3.46	6.15	644

18-Dec-03	0.036	3.77	5.97	626	16-Nov-06	0.033	3.46	6.21	651

15-Jan-04	0.036	3.77	6.09	638	15-Dec-06	0.070	7.33	6.19	649

17-Feb-04	0.036	3.77	6.03	632	17-Jan-07	0.033	3.46	6.24	654

17-Mar-04	0.036	3.77	6.01	630	15-Feb-07	0.033	3.46	6.36	666

16-Apr-04	0.036	3.77	5.99	628	16-Mar-07	0.033	3.46	6.34	664

17-May-04	0.036	3.77	5.75	602	17-Apr-07	0.033	3.46	6.36	666

17-Jun-04	0.036	3.77	5.84	612	17-May-07	0.033	3.46	6.39	670

16-Jul-04	0.036	3.77	5.93	621	19-Jun-07	0.033	3.46	6.32	662

17-Aug-04	0.036	3.77	5.92	620	24-Jul-07	0.032	3.46	6.11	640

17-Sep-04	0.036	3.77	6.03	632	21-Aug-07	0.033	3.46	6.03	632

15-Oct-04	0.033	3.46	6.07	636	19-Sep-07	0.033	3.46	6.15	644

17-Nov-04	0.033	3.46	6.17	646	19-Oct-07	0.034	3.56	6.18	648

16-Dec-04	0.033	3.46	6.20	650	19-Nov-07	0.034	3.56	6.02	631

14-Jan-05	0.033	3.46	6.15	644	19-Dec-07	0.066	6.92	5.98	627

16-Feb-05	0.033	3.46	6.22	652	18-Jan-08	0.034	3.56	5.82	610

17-Mar-05	0.033	3.46	6.13	642	19-Feb-08	0.034	3.56	5.72	599

15-Apr-05	0.033	3.46	5.96	624

17-May-05	0.033	3.46	5.82	610

17-Jun-05	0.033	3.46	6.03	632

15-Jul-05	0.033	3.46	6.10	639

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C. Record of Return Rates (Class M Shares):

FYE 1998	(12/1/97 – 11/30/98)	-7.63%

FYE 1999	(12/1/98 – 11/30/99)	2.66%

FYE 2000	(12/1/99 – 11/30/00)	-8.92%

FYE 2001	(12/1/00 – 11/30/01)	4.58%

FYE 2002	(12/1/01 – 11/30/02)	-1.15%

FYE 2003	(12/1/02 – 11/30/03)	24.32%

FYE 2004	(12/1/03 – 11/30/04)	12.47%

FYE 2005	(12/1/04 – 11/30/05)	3.46%

FYE 2006	(12/1/05 – 11/30/06)	11.47%

FYE 2007	(12/1/06 – 11/30/07)	4.11%

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus1.

II SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

1 Transfer of the Shares:

The transfer agent for the registered share certificates is Putnam Investor Services, a division of PFTC, P.O. Box 8383, Boston, Ma. 02266-8383, U.S.A.

The Japanese investors who entrust the custody of their shares to the Distributor or a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders' Book:

No provision is made.

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3 Shareholders' Meeting:

There are no annual shareholders' meetings. Shareholder meetings at which the Board of Trustees will be elected will be held at least every five years beginning from 2004. Special shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

4 Miscellaneous:

No special privilege is granted to Shareholders. The acquisition of Shares by any person may be restricted.

40

PART II DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 History of the Fund:

January 13, 1986:	Organization of the Fund as a Massachusetts business trust.
Adoption of the Agreement and Declaration of Trust.

May 5, 1994:	Adoption of the Amended and Restated Agreement and Declaration
of Trust.

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and other federal and state securities laws. The Fund also intends to continue to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts:

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940:

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933:

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

41

D. Securities Exchange Act of 1934:

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The U.S. Internal Revenue Code of 1986:

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws:

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

3 Outline of the Supervisory Authorities:

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 Procedures for Sales of Shares, Etc.:

A. Sales in the United States

Investors residing in the United States can open a Fund account and purchase the Fund’s shares by contacting their financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the Fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, Ma. 02266-8383

Investors can open a fund account with as little as $500. The minimum investment is waived if they make regular investments weekly, semi-monthly, or monthly through automatic deductions from their bank checking or savings account.

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Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial representative or Putnam Investor Services generally must receive investor’s completed buy order before the close of regular trading on the NYSE for the investor’s shares to be bought at that day’s offering price.

If investors participate in a retirement plan that offers the Fund, information are available through their employers on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the Fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

Also, the Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Purchasing additional shares

Once investors residing in the U.S. have an existing account, they can make additional investments at any time in any amount in the following ways:

- Through a financial representative.

The Investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge the investor for his or her services.

- Through Putnam’s Systematic Investing Program.

Investors can make regular investments weekly, semi-monthly or monthly through automatic deductions from their bank checking or savings account.

- Via the Internet or phone.

If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, they can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

- By mail.

Investors may also request a book of investment stubs for their accounts. An investor would complete an investment stub and write a check for the amount the investor wishes to invest, payable to the Fund, then return the check and investment stub to Putnam Investor Services.

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- By wire transfer.

Investors may buy Fund shares by bank wire transfer of same-day funds. Information is available through Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. An investors’ bank may charge them for wiring same-day funds. Although the Fund’s designated bank does not currently charge investors for receiving same-day funds, it reserves the right to charge for this service. Investors cannot buy shares for tax-qualified retirement plans by wire transfer.

Each share of the Fund represents investments in the same portfolio of securities, but each class has its own sales charges and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or C shares (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses and lower dividends than Class A shares (not offered in Japan) because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares, is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial representative.

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Initial sales charges for Class M shares*

	Class M sales charge as a
	percentage of**:

Amount of purchase at offering price($)	Net amount	Offering
	invested (%)	price***(%)

Under 50,000	3.36	3.25
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	NONE	NONE

* Sales charges will differ for shares purchased in Japan.

** Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges an investor pays may be more or less than these percentages.

*** Offering price includes sales charge.

A deferred sales charge of 0.40% for certain rollover IRA accounts may apply to Class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Putnam Retail Management Limited Partnership received $1,273, $802 and $3,226 in sales charges for Class M shares for fiscal years 2005, 2006 and 2007, respectively, of which it retained $138, $53 and &$244, respectively, after dealer concessions.

Distribution (12b - 1) plan

The Fund has adopted a distribution plan to pay for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments to 0.50% on Class M shares of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of the investor’s investment.

Distribution fees

During fiscal 2007, the Fund paid the following 12b-1 fees to Putnam Retail Management:

Class M:	$1,573,071

Payments to dealers

If investors purchase their shares through a dealer, their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees.

45

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments , which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam's retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments , which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments . Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and National Association of Securities Dealers rules (as adopted by the Financial Industry Regulating Authority) and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed herein. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services the dealer provides, as well as about fees and/or commissions it charges.

46

B. Sales in Japan

The Fund closed to new record shareholders on December 5, 1997, but was reopened on January 25, 2007. (Investors in Japan who purchase shares from MUS that are held of record under the name of MUS were not considered new record shareholders.) Accordingly, the number of Class M shares available for purchase in Japan was limited.

In Japan, shares of the Fund are offered on any Fund Business Day during the Subscription Period mentioned in "7. Period for Subscription” of “Part I INFORMATION CONCERNING SECURITIES" of the securities registration statement of the Fund pursuant to the terms set forth in "Part I. INFORMATION CONCERNING SECURITIES" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall deliver to investors the Agreement of Foreign Securities Transactions Account and other prescribed agreements (the “Account Agreement”) and investors shall submit to the Distributor or the Sales Handling Company an Application for Opening of Transactions Account opened in accordance with the Account Agreement. The purchase shall be made in the minimum investment amount of 100 shares and in integral multiples of 10 shares.

The issue price for Shares during the Subscription period shall be the NAV per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge, 3.25% (3.4125% inclusive of 5% Japanese consumption tax) of the amount of subscription, shall be paid to and retained by MUS on the delivery date in Japan.

The payment of the issue price and the sales charges shall be made in yen in principle and the exchange into dollars shall be made at the exchange rate to be determined by the Distributor or the Sales Handling Company based upon the foreign exchange rate on the Tokyo foreign Exchange market as of the Trade Day. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Companies can agree.

In addition, Distributor or Sales Handling Companies who are members of the Japan Securities Dealers' Association (the “JSDA”) cannot continue to sell Shares in Japan when the net assets of the Fund are less than ¥100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the "Regulations Concerning the Transaction of Foreign Securities" established by the JSDA.

2 Procedures for Repurchase of Shares, Etc.:

A. Repurchase or exchange of Shares in the United States

Investors can sell their shares back to the Fund or exchange them for shares of the same class of another Putnam fund any day the NYSE is open, either through their financial representative or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

47

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If investors exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When investors redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when investors originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which investors have exchanged their shares that would result in their paying the highest deferred sales charge applicable to their class of shares. For purposes of computing the deferred sales charge, the length of time investors have owned their shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

Selling Shares through investors' financial representative:

An investor's representative must receive an investor's request in proper form before the close of regular trading on the NYSE to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. The Investor's representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling Shares directly to the Fund:

Putnam Investor Services must receive an investor's request in proper form before the close of regular trading on the NYSE in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

- By mail

Investors may send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell or exchange, investors must return them unendorsed with their letter of instruction.

- By telephone

Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for investors’ shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

- Via the Internet

Investors may also exchange shares via the Internet at www.putnam.com/individual.

48

Shares held through employer’s retirement plan

For information on how to sell or exchange shares of the Fund that were purchased through an employer’s retirement plan, including any restrictions and charges that the plan may impose, investors should consult their employer.

Additional requirements

In certain situations, for example, if an investor sells shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investors Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. More information concerning Putnam’s signature guarantee and documentation requirements is available through Putnam Investor Services.

The Fund also reserves the right to r e vise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which an investor would like to exchange may also reject its exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Investment Management Company determines are likely to have a negative effect on the Fund or other Putnam funds.

Payment Information

The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by U.S. federal securities law. Investors will not receive interest on uncashed redemption checks.

Redemption by the Fund

If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without their permission and send them the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales and Handling Company on a Fund Business Day that is also a business day of securities companies in Japan. Repurchase requests may be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next NAV calculated after the Fund receives the repurchase request from MUS. The price shall be paid in yen through the Distributor or the Sales Handling Companies pursuant to the Account Agreement or, if the Distributor or the Sales Handling Companies agree, in dollars

49

on the fourth business day of securities companies in Japan after and including the execution date of repurchase.

C. Suspension of Repurchase

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the NYSE is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

III MANAGEMENT AND ADMINISTRATION

1 Outline of Management of Assets, etc.:

(1) Valuation of assets:

The price of the Fund’s shares is based on its net asset value (“NAV”). The NAV per share of each class equals the total value of it’s assets, less its liabilities divided by the number of its outstanding shares. The Fund determines the NAV per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Rev. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines the NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. New York time.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provide a valuation which the Investment Management Company does not believe accurately reflects the securities fair value, the security will be valued at fair value by the Investment Management Company. The fair value determined for an investment may differ from recent market prices for the investment.

The Fund translates prices for its investments quoted in non-U.S. currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because non-U.S. markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign fixed-income investments occur between the close of foreign markets

50

and the close of regular trading on the NYSE, these investments will be valued at their fair value, which may differ from recent market prices.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as non-U.S. securities) is substantially completed each day at various times prior to the close of the NYSE. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the Fund will generally use exchange rates determined as of 3:00 p.m. Eastern time. The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the Fund.

(2) Custody of Shares:

The custody of the share certificates (if issued) sold to Japanese shareholders shall be held, in the name of the custodian, by the custodian of MUS.

The foregoing does not apply to the cases in which Japanese shareholders keep the Shares in custody at their own risk.

(3) Duration of the Fund:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounting year of the Fund is a year from December 1 to November 30 of the following year, and the accounts will be closed each year on November 30th.

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(5) Miscellaneous:

A. Liquidation

The Trust may be terminated at any time by vote of shareholders holding at least 2/3 of the shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Authorized Shares

There is no prescribed authorized number of shares, and shares may be issued from time to time.

C. Procedures Relating to the Changes to the Agreement and Declaration of Trust and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and notice thereof shall be sent to the Japanese Shareholders.

(b) Bylaws:

The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract:

The Management Contract is effective upon its execution and will remain in full force and effect as to the Fund continuously thereafter (unless terminated automatically as set forth in Section 4 or terminated in accordance with the following paragraph) through June 30, 2008, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the Shareholders by the affirmative vote of a majority of the outstanding Shares of the Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of the Investment Management Company, by vote cast in person at a meeting called for the purpose of voting on such approval.

Either party hereto may at any time terminate this contract as to the Fund by not less than 60 days’ written notice delivered or mailed by registered mail, postage

52

prepaid, to the other party. Action with respect to the Fund may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding Shares of the Fund.

(d) Master Custodian Agreement:

The Master Custodian Agreement with State Street became effective as of January 1, 2007 and shall continue in full force and effect for an initial term of four (4) years from such effective date, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one hundred eighty (180) days' prior written notice to the other party of its intent not to renew. If the Agreement is terminated (the effective date of such termination being referred to as the "Termination Date"), the Custodian shall, at the reasonable request of the Fund, and subject to the consent of the Custodian (which consent shall not be unreasonably withheld or delayed), continue to provide services hereunder for a period (the "Extension Period") not to exceed ninety (90) days from the Termination Date, and the compensation payable to the Custodian for its services and expenses during such Extension Period shall not exceed one hundred and five percent (105%) (per annum) of the compensation last agreed upon by the Fund and the Custodian and in effect immediately prior to the Termination Date.

(e) Sub-Management Contract:

The sub-management contract may be terminated without penalty by vote of the Trustees or the Shareholders of the Fund, or by Sub-Investment Management Company or Investment Management Company, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the Shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. In each of the foregoing cases, the vote of the Shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

(f) Amended and Restated Investor Servicing Agreement

Amended and Restated Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

In the event that in connection with any such termination a successor to any of the Investor Servicing Agent's duties or responsibilities is designated by the Fund by written notice to the Investor Servicing Agent, the Investor Servicing Agent will cooperate fully in the transfer of such duties and responsibilities, including provision for assistance by the Investor Servicing Agent's personnel in the establishment of books, records and other data by such successor. The Fund will reimburse the Investor Servicing Agent for all expenses incurred by the Investor Servicing Agent in connection with such transfer.

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(g) Master Sub-Accounting Servicing Agreement

The Master Sub-Accounting Servicing Agreement dated January 1, 2007 will remain in full force for an initial term 7 years from the date of execution, and shall automatically renew for additional consecutive 3 year terms, unless either party gives 180 days' prior written notice to the other party of its intent not to renew. This Agreement shall be modified or amended from time to time by mutual written agreement of the parties to this Agreement.

(h) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

(ii) If the continuance of such Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(i) Agent Securities Company Agreement

The Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party to the Agreement, subject to the appointment of a successor agent company for the Fund in Japan insofar as such appointment is required in Japan.

(j) Japan Dealer Sales Contract

Either party may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party may also terminate the Contract for cause upon the violation by the other party of any of the provisions, such termination to become effective on the date such notice of termination is mailed to the other party.

D. Issue of Warrants, Subscription Rights, etc.

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

E. Litigation and Other Significant Events

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Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

2 Outline of Disclosure System:

Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the 1940 Act, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.

Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Financial Instruments and Exchange Law:

When the Fund intends to offer Shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

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The Distributors or the Sales Handling Companies in Japan, of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical with Part I and Part II of the securities registration statements of the Fund (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons at Kanto Local Finance Bureau of the Ministry of Finance of Japan.

(b) Disclosure Required under the Law Concerning Investment Trust Fund and Investment Company:

When the Investment Management Company handles offering or selling of Fund Shares in Japan, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification concerning certain matters of the Fund in accordance with the Law Concerning Investment Trust Fund and Investment Company (the "Investment Fund Law"). Also, when the Investment Management Company makes changes to the Agreement and Declaration of Trust, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification thereof, including contents of such changes. Further, in accordance with the relevant regulations of the Investment Fund Law, the Investment Management Company must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of each fiscal period of the Fund and must immediately file the above report with the Commissioner of the Financial Services Agency of Japan.

B. Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Distributor or the Sales Handling Companies of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in A.(b) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

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3 Information Concerning the Rights of Shareholders, Etc.

(1) Rights of Shareholders, Etc.:

Shareholders must register their Shares in their own name in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company in Japan cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Distributor or the Sales Handling Companies in Japan exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Companies in Japan.

The Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Companies in Japan may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by the investors are as follows:

A. Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

B. Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

C. Rights to receive dividends

Shareholders generally receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose to reinvest distributions, capital gains or both in additional shares of the Fund or other Putnam funds, or they may receive them in cash in the form of a check or an electronic deposit to a bank account. Investors in Japan must receive all distributions in cash.

D. Right to receive distributions upon dissolution

Shareholders are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.

E. Right to inspect organizational documents, accounting books and the like

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Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of the Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meeting.

F. Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

G. Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at any time after it became effective, any material false or misleading statement in the U.S. registration statement, or any omission of any material statement required to be stated therein or necessary to cause the statements made there, in light of the circumstances, to be not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant registration statement, the trustee of the issuer (or any person placed in the same position), or any person involved in preparing such registration statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in the United States:

In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

A. the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA; and

B. representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering and who are responsible as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorneys-at-law
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

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(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) B. above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV FINANCIAL CONDITIONS OF THE FUND

(a) The Japanese translation of the Fund’s financial statements has been prepared pursuant to the proviso to Article 127, Paragraph 5 of the “Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.”, based on the “Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities.”

The financial statements have been audited by KPMG LLP, the Fund’s independent registered public accounting firm in the United States.

(b) The original financial statements of the Fund are presented in US dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY104.78, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 29, 2008. Fractions are rounded to one thousand yen.

1 FINANCIAL STATEMENTS

The following financial documents are included in the Japanese version, but are omitted here.

- Report of independent registered public accounting firm, Year ended November 30, 2007

- Report of independent registered public accounting firm, Year ended November 30, 2006

- Statement of assets and liabilities, Year ended November 30, 2007

- Statement of operations, Year ended November 30, 2007

- Statement of changes in net assets, Year ended November 30, 2007

- Financial highlights (For a share outstanding throughout the period)

- Notes to financial statements, Year ended November 30, 2007

- The Fund’s Portfolio, Year ended November 30, 2007

- Statement of assets and liabilities, Year ended November 30, 2006

- Statement of operations, Year ended November 30, 2006

- Statement of changes in net assets, Year ended November 30, 2006

- Financial highlights (For a share outstanding throughout the period)

- Notes to financial statements, Year ended November 30, 2006

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2 CONDITION OF THE FUND

	Statement of Net Assets
				(As of February 29, 2008)

			USD	JPY (in thousand)

I	Total Assets		662,603,200	69,427,563

II	Total Liabilities		16,506,301	1,729,530

III	Total Net Assets (I-II)		646,096,899	67,698,033

IV	Total Number of Shares	Class A	60,312,629	Shares
	Outstanding	Class B	1,823,552	Shares
		Class C	68,563	Shares
		Class M	43,475,549	Shares
		Class R	4,764	Shares
		Class Y	6,386,698	Shares

V	Net Asset Value	Class A	5.76	604 yen
	per Share (III/IV)	Class B	5.67	594 yen
		Class C	5.67	594 yen
		Class M	5.76	604 yen
		Class R	5.77	605 yen
		Class Y	5.89	617 yen

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of each Fiscal Year are as follows:

	Number of Shares	Number of Shares	Number of Outstanding
	Sold	Repurchased	Shares

4th Fiscal Year	42,331,572	136,787,356	113,773,517
(12/1/97 - 11/30/98)	(38,771,320)	(132,486,947)	(105,898,778)

5th Fiscal Year	31,517,038	38,117,136	107,173,419
(12/1/98 - 11/30/99)	(30,247,040)	(35,040,208)	(101,105,610)

6th Fiscal Year	10,745,188	32,988,851	84,929,756
(12/1/99 - 11/30/00)	(9,615,370)	(30,225,615)	(80,495,365)

7th Fiscal Year	53,559,316	19,854,528	118,634,544
(12/1/00 - 11/30/01)	(52,231,150)	(18,115,670)	(114,610,845)

8th Fiscal Year	22,909,642	38,248,542	103,295,644
(12/1/01 - 11/30/02)	(22,323,760)	(136,975,746)	(99,958,859)

9th Fiscal Year	56,510,174	51,535,585	108,270,233
(12/1/02 - 11/30/03)	(56,052,920)	(50,426,284)	(105,585,495)

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10th Fiscal Year	18,489,312	33,882,136	92,877,409
(12/1/03 - 11/30/04)	(18,251,910)	(33,121,596)	(90,715,809)

11th Fiscal Year	4,585,587	25,432,861	72,030,135
(12/1/04 - 11/30/05)	(4,467,920)	(24,831,625)	(70,352,104)

12th Fiscal Year	797,032	16,645,915	56,181,252
(12/1/05 - 11/30/06)	(682,810)	(16,302,181)	(54,732,733)

13th Fiscal Year	217,546	10,798,558	45,600,240
(12/1/06 - 11/30/07)	(90,230)	(10,511,718)	(44,311,245)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

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PART III. SPECIAL INFORMATION

I OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

Please refer to the statement in "Part I. INFORMATION CONCERNING THE FUND, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Putnam Investment Management, LLC (Investment Management Company)" above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATION

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of February 29, 2008, the Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $103 billion):

		Number of	Total Net Asset Value
Name of Country	Principal Characteristics	the Funds	($ million)

U. S. A.	Open-end equity fund	51	US$41,778.89
			(4,377.59 billion yen)

	Open-end balanced fund	13	US$25,663.27
			(2,689.00 billion yen)

	Open-end bond fund	30	US$32,863.81
			(3,443.47 billion yen)

	Closed-end bond fund	5	US$3,332.02
			(349.13 billion yen)

	Total	99	US$103,637.99
			(10,859.19 billion yen)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

[Omitted. In Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, the Investment Management Company, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees unless the transaction is made within the investment restrictions set forth in the Fund's Securities Registration Statement and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

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5 MISCELLANEOUS

(1) Election and Removal of Director:

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors in accordance with Articles of Organization and By-Laws of the Investment Management Company.

(2) Election and Removal of Officers:

Officers are appointed by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers:

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9(b) of the 1940 Act, the SEC may prohibit the directors and officers from remaining in office, if the SEC judges that such directors and officers have willfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters:

A. The Limited Liability Company Agreement of the Investment Management Company may be amended, by the Member under Delaware Law.

B. Under the Limited Liability Company Act of State of Delaware, merger or transfer of business requires the consent of the Member.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.:

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the

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Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

II OUTLINE OF THE OTHER RELATED COMPANIES

1 NAME OF THE RELATED COMPANIES AND AMOUNT OF CAPITAL AND BUSINESS THEREOF

(1) Putnam Fiduciary Trust Company (the Investor Servicing Agent):

A. Amount of Capital:

U.S.$276,735,551 (approximately 28,996 million Yen) as of the end of February, 2008.

B. Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, LLC. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception.

(2) State Street Bank and Trust Company (the Custodian):

A. Amount of Capital:

U.S.$11.3 billion (approximately 1184.0 billion Yen) as of the end of December, 2007.

B. Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of State Street Bank Holding Company. State Street Bank and Trust has been providing custody services to mutual funds since 1924.

(3) Putnam Retail Management Limited Partnership (the Principal Underwriter):

A. Amount of Capital:

U.S.$63,416,918 (approximately 6,645 million Yen) as of the end of February, 2008

B. Description of Business:

Putnam Retail Management Limited Partnership is a Massachusetts limited partnership and is a wholly-owned subsidiary of Putnam Investments, LLC. Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam funds including the Fund.

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(4) Putnam Investments Limited (Sub-Investment Management Company):

A. Amount of Capital:

U.S.$43,704,967 (approximately 4,579 million Yen) as of the end of February, 2008

B. Description of Business:

Putnam Investments Limited is an investment advisor, whose principal activity is the provision of investment related market research and economic forecasts with respect to the United Kingdom and other major European markets.

(5) Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company):

A. Amount of Capital:

¥65,518 million as of the end of February, 2008

B. Description of Business:

Mitsubishi UFJ Securities Co., Ltd. engages in “Type II Financial Instruments Trading Business” as specified in the Financial Instruments and Exchange Law.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

(1) Putnam Fiduciary Trust Company:

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

(2) State Street Bank and Trust Company:

State Street Bank and Trust Company provides custody service in respect of the Fund assets to the Fund.

(3) Putnam Retail Management Limited Partnership:

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

(4) Putnam Investments Limited:

Putnam Investments Limited acts as investment adviser concerning a portion of the Fund’s assets.

(5) Mitsubishi UFJ Securities Co., Ltd.:

Mitsubishi UFJ Securities Co., Ltd. acts as Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIP

Putnam Investment Management, LLC, Putnam Retail Management Limited Partnership, Putnam Fiduciary Trust Company and Putnam Investments Limited are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston,

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Massachusetts 02109. Putnam Investments, LLC, is a wholly owned subsidiary of Putnam Investments Trust, a holding company that except for a minority stake owned by employees, is owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

III OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts:

(1) General Information:

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

(2) Shareholder Liability:

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

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2 United States Investment Company Laws and Enforcement:

(1) General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

A. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

B. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

C. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

D. The Internal Revenue Code

An investment company is generally an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

E. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund's shares.

(2) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

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B. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

(3) Offering Shares to the Public

An investment company ("investment company" or "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the Fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

(4) Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

A. Updating its prospectus if it becomes materially inaccurate or misleading;

B. Annual update of its registration statement;

C. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

D. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

E. Maintenance of a code of ethics; and

F. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

3 Management of a Fund:

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

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4 Share Information:

(1) Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the NYSE (4:00 p.m., New York time) each day the Exchange is open.

(2) Redemption

Shareholders may generally sell shares of a fund to that fund any day the New York Stock Exchange is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

(3) Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights:

(1) Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

(2) Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

(3) Dissolution

A shareholder would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares that the shareholder owns.

(4) Transferability

Shares of a fund are typically transferable without restriction.

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(5) Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

6 Tax Matters:

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States, should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” above for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders in a timely manner. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

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(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement; and

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income (as the term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over net long-term capital losses) and net tax-exempt income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) at least 90% of the income of which comes from qualifying passive sources; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on

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the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends (as defined below) are distributed after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive foreign investment companies" (as defined below) could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of U.S. federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of U.S. federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be

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subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that did not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the non-U.S. shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that was a related person of the non-U.S. shareholder and the non-U.S. shareholder was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions were properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by the Fund (a “Short-Term Capital Gain Dividend”).

Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. This legislation was not enacted in 2007. At the time of this filing, it is unclear whether the legislation will be enacted in 2008. Whether or not such legislation is enacted, the Fund may opt not to designate dividends as Interest-Related Dividends or Short-Term Capital Gain Dividends to the full extent provided by the Code. As noted above, Capital Gain Dividends are not subject to withholding of U.S. federal income tax.

Under the back-up withholding rules, the Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. After 2010, the rate will be 31%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of U.S. federal income tax.

7 Important Participants in Offering of Mutual Fund Shares:

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

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(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV REFERENCE INFORMATION

The following documents concerning the Fund have been filed with the Director-General of Kanto Local Finance Bureau:

March 16, 2007	Extraordinary Report/Amendment to Securities Registration
Statement

May 8, 2007	Securities Registration Statement/Securities Report (the 12th term)

August 31, 2007	Semi-annual Report (during the 13th term)/Amendment to
Securities Registration Statement

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